UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (15.2%)
Darden Restaurants Inc.	1,670,600	65,822
Nordstrom, Inc.	1,780,900	65,003
Whirlpool Corp.	752,200	62,169
Royal Caribbean Cruises, Ltd.	1,476,319	56,469
VF Corp.	749,294	50,892
* AutoNation, Inc.	1,438,947	30,851
* Guess ?, Inc.	687,900	28,720
Abercrombie &Fitch Co.	496,300	27,510
Phillips-Van Heusen Corp.	719,100	27,441
Polo Ralph Lauren Corp.	418,100	22,954
* Liberty Media Capital A	229,969	19,265
Pulte Homes, Inc.	662,500	19,073
^ Regal Entertainment Group Class A	926,600	18,829
Men's Wearhouse, Inc.	603,350	18,282
Dillard's Inc.	555,200	17,683
Newell Rubbermaid, Inc.	675,146	17,439
Catalina Marketing Corp.	610,570	17,377
Boyd Gaming Corp.	427,300	17,246
* Timberland Co.	619,800	16,177
Jackson Hewitt Tax Service Inc.	483,100	15,145
*^ The Goodyear Tire & Rubber Co.	1,341,597	14,892
Claire's Stores, Inc.	568,300	14,497
Barnes & Noble, Inc.	370,045	13,507
New York Times Co. Class A	535,286	13,136
American Greetings Corp. Class A	621,400	13,056
Cablevision Systems NY Group Class A	592,500	12,709
* Payless ShoeSource, Inc.	459,400	12,482
* Skechers U.S.A., Inc.	501,200	12,084
Ruby Tuesday, Inc.	475,700	11,612
Jones Apparel Group, Inc.	352,800	11,216
* CSK Auto Corp.	879,600	10,529
Sherwin-Williams Co.	208,357	9,893
* Career Education Corp.	324,600	9,702
Meredith Corp.	193,320	9,577
* The Pantry, Inc.	166,400	9,575
* Vail Resorts Inc.	243,500	9,034
Bob Evans Farms, Inc.	284,017	8,523
* MGM Mirage, Inc.	204,722	8,353
Brinker International, Inc.	212,800	7,725
*^ ProQuest Co.	589,900	7,250
Washington Post Co. Class B	9,208	7,182
Cato Corp. Class A	271,350	7,014
* Charming Shoppes, Inc.	617,658	6,942
* Jack in the Box Inc.	173,100	6,786
* Genesco, Inc.	200,200	6,781
K-Swiss, Inc.	252,351	6,738
Beazer Homes USA, Inc.	134,700	6,179
Belo Corp. Class A	374,300	5,839
* JAKKS Pacific, Inc.	285,500	5,736
Domino's Pizza, Inc.	218,100	5,396
Genuine Parts Co.	126,100	5,253
Entercom Communications Corp.	199,999	5,232
* RCN Corp.	204,112	5,089
The McClatchy Co. Class A	124,400	4,991
* Netflix.com, Inc.	178,000	4,843
Sinclair Broadcast Group, Inc.	557,307	4,771
* Fleetwood Enterprises, Inc.	627,200	4,729
Group 1 Automotive, Inc.	83,500	4,704
Media General, Inc. Class A	112,089	4,695
^ Furniture Brands International Inc.	217,000	4,522
ServiceMaster Co.	416,100	4,298
Modine Manufacturing Co.	174,700	4,081
* Pacific Sunwear of California, Inc.	224,314	4,022
* The Dress Barn, Inc.	154,780	3,924
Sonic Automotive, Inc.	175,000	3,882
Bandag, Inc.	103,500	3,787
Warner Music Group Corp.	122,163	3,601
* Live Nation	165,663	3,373
United Auto Group, Inc.	156,000	3,331
Harte-Hanks, Inc.	128,200	3,287
ArvinMeritor, Inc.	189,300	3,254
* Gemstar-TV Guide International, Inc.	914,714	3,220
* Tenneco Automotive, Inc.	121,900	3,169
^ Building Materials Holding Corp.	103,900	2,896
* DreamWorks Animation SKG, Inc.	124,033	2,840
* Zale Corp.	115,500	2,782
* Visteon Corp.	382,900	2,761
Citadel Broadcasting Corp.	308,900	2,749
* Meritage Corp.	57,700	2,726
Aaron Rents, Inc. Class B	99,000	2,661
World Wrestling Entertainment, Inc.	151,487	2,559
John Wiley & Sons Inc. Class A	73,900	2,453
Brown Shoe Co., Inc.	67,600	2,304
IHOP Corp.	47,300	2,274
* Cox Radio, Inc.	154,783	2,232
* Steak n Shake Co.	121,208	1,835
* Papa John's International, Inc.	52,721	1,750
* Sotheby's Holdings Class A	66,278	1,740
Advance Auto Parts, Inc.	55,786	1,612
Stage Stores, Inc.	48,000	1,584
The Buckle, Inc.	34,100	1,428
*^ Escala Group, Inc.	295,352	1,382
Journal Communications, Inc.	119,800	1,347
Kimball International, Inc. Class B	59,200	1,167
* FTD Group, Inc.	79,900	1,079
^ Brookfield Homes Corp.	31,800	1,048
* Office Depot, Inc.	27,200	1,034
* The Warnaco Group, Inc.	55,034	1,028
* TRW Automotive Holdings Corp.	37,610	1,026
Ross Stores, Inc.	36,300	1,018
* Denny's Corp.	221,595	818
Kellwood Co.	27,400	802
Landry's Restaurants, Inc.	24,600	798
M/I Homes, Inc.	21,200	744
Movado Group, Inc.	28,200	647
Lithia Motors, Inc.	20,900	634
UniFirst Corp.	16,800	580
Dover Downs Gaming & Entertainment, Inc.	24,750	486
* Entravision Communications Corp.	55,700	477
La-Z-Boy Inc.	33,700	472
Liz Claiborne, Inc.	12,300	456
Hearst-Argyle Television Inc.	19,444	429
* Alderwoods Group, Inc.	21,700	422
* Spanish Broadcasting System, Inc.	82,300	421
* Asbury Automotive Group, Inc.	17,600	368
CSS Industries, Inc.	12,700	365
Finish Line, Inc.	30,653	363
Handleman Co.	43,100	351
* Harris Interactive Inc.	55,681	317
Journal Register Co.	31,300	280
Stewart Enterprises, Inc. Class A	45,958	264
* Ryan's Restaurant Group, Inc.	21,441	255
Haverty Furniture Cos., Inc.	13,800	217
Deb Shops, Inc.	7,257	175
CKE Restaurants Inc.	8,600	143
Steven Madden, Ltd.	2,850	84
* Palm Harbor Homes, Inc.	2,300	40

		1,057,073

Consumer Staples (3.3%)
Carolina Group	906,500	46,567
The Pepsi Bottling Group, Inc.	1,361,600	43,775
* Central Garden and Pet Co.	490,390	21,111
Alberto-Culver Co. Class B	286,083	13,938
The Kroger Co.	622,000	13,597
* Hansen Natural Corp.	66,581	12,675
Chiquita Brands International, Inc.	786,500	10,838
Longs Drug Stores, Inc.	231,968	10,582
Del Monte Foods Co.	693,227	7,785
Casey's General Stores, Inc.	306,278	7,660
The Great Atlantic & Pacific Tea Co., Inc.	300,199	6,821
* Performance Food Group Co.	155,291	4,718
Lancaster Colony Corp.	89,600	3,537
* Dean Foods Co.	93,000	3,459
Tootsie Roll Industries, Inc.	103,368	3,011
Ruddick Corp.	120,700	2,958
Seaboard Corp.	2,290	2,931
* Herbalife Ltd.	56,600	2,258
PepsiAmericas, Inc.	86,627	1,915
Premium Standard Farms Inc.	89,270	1,449
Brown-Forman Corp. Class B	19,800	1,415
^ Vector Group Ltd.	49,000	796
WD-40 Co.	23,188	778
Ingles Markets, Inc.	44,400	755
Weis Markets, Inc.	18,300	754
* Wild Oats Markets Inc.	36,667	719
* BJ's Wholesale Club, Inc.	20,200	573
J & J Snack Foods Corp.	11,100	367
* Parlux Fragrances, Inc.	17,500	170
Spartan Stores, Inc.	8,200	120
Reddy Ice Holdings, Inc.	1,487	30

		228,062

Energy (9.6%)
Helmerich & Payne, Inc.	979,771	59,041
TODCO Class A	1,164,475	47,569
Hess Corp.	813,627	43,000
Sunoco, Inc.	609,900	42,260
Chesapeake Energy Corp.	1,240,729	37,532
Tesoro Petroleum Corp.	483,500	35,953
Patterson-UTI Energy, Inc.	1,225,027	34,681
Frontier Oil Corp.	853,200	27,644
* Nabors Industries, Inc.	776,800	26,248
* Swift Energy Co.	609,600	26,170
* Helix Energy Solutions Group, Inc.	622,682	25,131
Holly Corp.	502,958	24,243
* Unit Corp.	405,012	23,041
* Lone Star Technologies, Inc.	413,392	22,331
ENSCO International, Inc.	409,709	18,855
Rowan Cos., Inc.	516,506	18,382
* Grey Wolf, Inc.	2,017,419	15,534
Diamond Offshore Drilling, Inc.	179,750	15,086
* Pioneer Drilling Co.	957,400	14,782
* Atwood Oceanics, Inc.	294,100	14,587
* Denbury Resources, Inc.	424,097	13,431
* Veritas DGC Inc.	243,433	12,556
El Paso Corp.	746,900	11,204
Tidewater Inc.	164,000	8,069
* NS Group Inc.	138,700	7,640
Western Gas Resources, Inc.	102,904	6,159
* KCS Energy, Inc.	172,243	5,116
* Pride International, Inc.	155,500	4,856
* Maverick Tube Corp.	73,800	4,663
* Giant Industries, Inc.	47,475	3,159
W&T Offshore, Inc.	79,800	3,103
Foundation Coal Holdings, Inc.	66,000	3,097
* Parker Drilling Co.	363,500	2,610
* Gulfmark Offshore, Inc.	77,620	2,005
* Stone Energy Corp.	41,800	1,946
* Energy Partners, Ltd.	61,300	1,162
* SEACOR Holdings Inc.	12,300	1,010
* The Meridian Resource Corp.	78,900	276

		664,132

Financials (20.8%)
Safeco Corp.	1,115,402	62,853
Radian Group, Inc.	1,015,941	62,765
IndyMac Bancorp, Inc.	1,216,105	55,758
Ameriprise Financial, Inc.	1,210,621	54,078
First American Corp.	985,821	41,671
Archstone-Smith Trust REIT	725,200	36,891
* E*TRADE Financial Corp.	1,557,744	35,548
^ Corus Bankshares Inc.	1,251,628	32,768
Synovus Financial Corp.	1,214,857	32,534
Host Marriott Corp. REIT	1,384,400	30,277
* AmeriCredit Corp.	988,445	27,597
MGIC Investment Corp.	418,564	27,207
Leucadia National Corp.	864,290	25,229
Huntington Bancshares Inc.	1,060,551	25,008
ProLogis REIT	444,824	23,184
Colonial BancGroup, Inc.	887,200	22,783
Avalonbay Communities, Inc. REIT	202,300	22,378
TCF Financial Corp.	841,500	22,258
W.R. Berkley Corp.	650,235	22,192
Boston Properties, Inc. REIT	220,100	19,897
Plum Creek Timber Co. Inc. REIT	495,600	17,594
Essex Property Trust, Inc. REIT	152,700	17,050
Bank of Hawaii Corp.	335,386	16,635
General Growth Properties Inc. REIT	366,400	16,510
Nationwide Financial Services, Inc.	374,500	16,508
Downey Financial Corp.	240,600	16,325
LandAmerica Financial Group, Inc.	249,300	16,105
Assurant, Inc.	332,100	16,074
UnumProvident Corp.	841,900	15,264
Zenith National Insurance Corp.	375,909	14,912
Ohio Casualty Corp.	499,483	14,850
Zions Bancorp	171,167	13,341
Pan Pacific Retail Properties, Inc. REIT	186,300	12,924
Camden Property Trust REIT	168,100	12,364
^ The St. Joe Co.	260,100	12,105
Crescent Real Estate, Inc. REIT	626,100	11,620
* CB Richard Ellis Group, Inc.	418,200	10,413
Jones Lang Lasalle Inc.	118,800	10,401
Raymond James Financial, Inc.	342,450	10,366
^ Liberty Property Trust REIT	230,000	10,166
*^ First Federal Financial Corp.	169,900	9,798
Fidelity National Financial, Inc.	236,098	9,196
First Republic Bank	199,331	9,129
iStar Financial Inc. REIT	236,800	8,939
A.G. Edwards & Sons, Inc.	161,000	8,907
United Dominion Realty Trust REIT	312,400	8,750
Taubman Co. REIT	200,800	8,213
FelCor Lodging Trust, Inc. REIT	364,700	7,929
American Financial Group, Inc.	182,500	7,829
New Plan Excel Realty Trust REIT	312,700	7,721
Maguire Properties, Inc. REIT	217,100	7,635
Stewart Information Services Corp.	209,900	7,621
AMB Property Corp. REIT	149,100	7,537
Federal Realty Investment Trust REIT	106,400	7,448
Hanover Insurance Group Inc.	155,600	7,385
Advanta Corp. Class B	201,097	7,229
Tanger Factory Outlet Centers, Inc. REIT	223,300	7,228
Regency Centers Corp. REIT	116,200	7,222
Apartment Investment & Management Co. Class A REIT	165,200	7,178
^ The First Marblehead Corp.	121,600	6,924
The Macerich Co. REIT	96,300	6,760
Kilroy Realty Corp. REIT	92,500	6,683
Reckson Associates Realty Corp. REIT	157,526	6,518
New Century Financial Corp. REIT	137,692	6,299
^ Thornburg Mortgage, Inc. REIT	214,300	5,973
* CompuCredit Corp.	153,324	5,894
Post Properties, Inc. REIT	129,600	5,876
Home Properties, Inc. REIT	104,700	5,812
Colonial Properties Trust REIT	114,700	5,666
Popular, Inc.	294,106	5,647
* Investment Technology Group, Inc.	106,000	5,391
Ventas, Inc. REIT	159,000	5,387
Rayonier Inc. REIT	142,050	5,385
Hancock Holding Co.	92,195	5,163
HRPT Properties Trust REIT	443,500	5,127
SL Green Realty Corp. REIT	45,200	4,948
Heritage Property Investment Trust REIT	139,200	4,861
BRE Properties Inc. Class A REIT	87,400	4,807
^ Novastar Financial, Inc. REIT	149,600	4,729
Sterling Bancshares, Inc.	251,700	4,719
BancorpSouth, Inc.	170,933	4,658
American Home Mortgage Investment Corp. REIT	125,000	4,607
* Knight Capital Group, Inc. Class A	288,753	4,398
Old Republic International Corp.	203,600	4,351
Equity Inns, Inc. REIT	257,300	4,261
CarrAmerica Realty Corp. REIT	94,100	4,192
Global Signal, Inc. REIT	90,000	4,169
Mid-America Apartment Communities, Inc. REIT	73,400	4,092
Innkeepers USA Trust REIT	236,100	4,080
Annaly Mortgage Management Inc. REIT	316,600	4,056
CapitalSource Inc. REIT	171,400	4,021
^ Friedman, Billings, Ramsey Group, Inc. REIT	359,900	3,948
PFF Bancorp, Inc.	117,600	3,900
Safety Insurance Group, Inc.	81,220	3,862
Independent Bank Corp. (MI)	141,939	3,733
* Piper Jaffray Cos., Inc.	58,200	3,562
Sunstone Hotel Investors, Inc. REIT	121,800	3,540
City Holding Co.	96,955	3,504
Forest City Enterprise Class A	70,200	3,504
United Bankshares, Inc.	91,580	3,355
Equity Lifestyle Properties, Inc. REIT	74,270	3,255
^ Impac Mortgage Holdings, Inc. REIT	281,600	3,148
MCG Capital Corp.	195,250	3,104
^ Redwood Trust, Inc. REIT	62,900	3,071
Columbia Banking System, Inc.	81,828	3,059
KKR Financial Corp. REIT	145,100	3,020
Compass Bancshares Inc.	53,700	2,986
Cash America International Inc.	92,600	2,963
WSFS Financial Corp.	45,550	2,799
LaSalle Hotel Properties REIT	59,600	2,759
Weingarten Realty Investors REIT	68,300	2,615
Financial Federal Corp.	91,700	2,550
Potlatch Corp. REIT	65,400	2,469
Highwood Properties, Inc. REIT	67,800	2,453
F.N.B. Corp.	154,100	2,430
*^ LaBranche & Co. Inc.	200,000	2,422
BioMed Realty Trust, Inc. REIT	79,500	2,380
Anchor Bancorp Wisconsin Inc.	76,545	2,309
Scottish Re Group Ltd.	134,200	2,238
BOK Financial Corp.	44,886	2,229
^ Fidelity National Title Group, Inc. Class A	113,200	2,227
Gamco Investors Inc. Class A	59,929	2,203
Senior Housing Properties Trust REIT	122,400	2,192
Strategic Hotels and Resorts, Inc. REIT	99,900	2,072
* Trammell Crow Co.	58,300	2,050
First Financial Holdings, Inc.	63,953	2,046
Pennsylvania REIT	48,100	1,942
Entertainment Properties Trust REIT	44,900	1,933
Mills Corp. REIT	71,700	1,918
* World Acceptance Corp.	53,800	1,911
Mercantile Bankshares Corp.	53,252	1,899
Greater Bay Bancorp	62,564	1,799
Republic Bancorp, Inc.	141,800	1,757
American Financial Realty Trust REIT	179,800	1,740
The PMI Group Inc.	38,800	1,730
Pacific Capital Bancorp	50,000	1,556
Trustmark Corp.	50,000	1,549
GMH Communities Trust REIT	115,000	1,516
Greenhill & Co., Inc.	24,900	1,513
Saxon Inc. REIT	130,000	1,487
Assured Guaranty Ltd.	56,100	1,423
TierOne Corp.	41,201	1,391
Endurance Specialty Holdings Ltd.	42,700	1,366
Health Care Inc. REIT	38,300	1,339
NBT Bancorp, Inc.	56,252	1,307
Hanmi Financial Corp.	66,716	1,297
Advance America Cash Advance Centers Inc.	73,651	1,292
Resource America, Inc.	65,020	1,239
BancFirst Corp.	25,322	1,133
Federated Investors, Inc.	35,570	1,120
* Asset Acceptance Capital Corp.	52,933	1,048
Susquehanna Bancshares, Inc.	40,600	970
Sterling Financial Corp.	31,300	955
Webster Financial Corp.	20,100	954
Infinity Property & Casualty Corp.	22,589	926
* Primus Guaranty, Ltd.	75,722	841
Commerce Group, Inc.	27,010	798
Community Trust Bancorp Inc.	21,356	746
First Indiana Corp.	27,587	718
National Western Life Insurance Co. Class A	2,720	652
Saul Centers, Inc. REIT	15,900	648
R & G Financial Corp. Class B	74,100	637
Sky Financial Group, Inc.	25,736	608
United Community Banks, Inc.	19,603	597
Peoples Bancorp, Inc.	19,800	591
Horace Mann Educators Corp.	34,200	580
National Penn Bancshares Inc.	28,818	572
^ Odyssey Re Holdings Corp.	20,900	551
Nara Bancorp, Inc.	28,105	527
West Coast Bancorp	17,842	526
Banner Corp.	13,037	502
Bristol West Holdings, Inc.	31,000	496
Presidential Life Corp.	19,000	467
U.S.B. Holding Co., Inc.	19,700	443
Old National Bancorp	19,600	391
First Place Financial Corp.	15,980	368
CityBank Lynnwood (WA)	7,673	358
Harleysville Group, Inc.	11,100	352
Federal Agricultural Mortgage Corp. Class C	12,600	349
First Citizens BancShares Class A	1,700	341
* Argonaut Group, Inc.	9,803	294
* CNA Surety Corp.	15,800	273
Simmons First National Corp.	8,300	241
Tompkins Trustco, Inc.	5,390	232
First Community Bancshares, Inc.	6,618	218
ITLA Capital Corp.	4,130	217
Union Bankshares Corp.	4,400	190
First Merchants Corp.	7,586	184
First Source Corp.	5,314	180
United Community Financial Corp.	14,500	174
Sterling Financial Corp. (PA)	7,888	173
Integra Bank Corp.	6,501	141
FirstMerit Corp.	6,101	128
Harleysville National Corp.	5,733	122
First Financial Bankshares, Inc.	2,900	106
Capital Southwest Corp.	1,000	104
First Financial Corp. (IN)	3,122	94
First Bancorp (NC)	3,946	83
Washington Trust Bancorp, Inc.	2,200	61
Great Southern Bancorp, Inc.	1,900	58
Crawford & Co. Class B	3,200	23
TriCo Bancshares	42	1

		1,441,674

Health Care (10.5%)
AmerisourceBergen Corp.	1,582,457	66,336
* Barr Pharmaceuticals Inc.	1,129,700	53,875
* Sierra Health Services, Inc.	1,122,900	50,564
* United Therapeutics Corp.	636,225	36,755
* Community Health Systems, Inc.	991,399	36,434
* Sciele Pharma, Inc.	1,235,890	28,660
* Haemonetics Corp.	604,499	28,115
* Triad Hospitals, Inc.	692,475	27,408
* Alkermes, Inc.	1,377,475	26,062
* Kinetic Concepts, Inc.	581,200	25,660
* Pediatrix Medical Group, Inc.	521,300	23,615
* Laboratory Corp. of America Holdings	373,064	23,216
* ICOS Corp.	955,682	21,015
* Intuitive Surgical, Inc.	168,800	19,913
Manor Care, Inc.	403,800	18,946
* ImClone Systems, Inc.	443,400	17,133
* Cubist Pharmaceuticals, Inc.	652,000	16,417
Valeant Pharmaceuticals International	966,600	16,355
Mylan Laboratories, Inc.	543,914	10,878
* Watson Pharmaceuticals, Inc.	458,800	10,681
* King Pharmaceuticals, Inc.	608,000	10,336
* Myriad Genetics, Inc.	393,900	9,946
* Apria Healthcare Group Inc.	514,600	9,726
* The TriZetto Group, Inc.	638,688	9,446
Chemed Corp.	147,800	8,060
* Adams Respiratory Therapeutics, Inc.	176,714	7,885
* Viasys Healthcare Inc.	305,200	7,813
* Molecular Devices Corp.	249,674	7,630
* IDEXX Laboratories Corp.	100,082	7,519
* Applera Corp.-Celera Genomics Group	555,600	7,195
* LifePoint Hospitals, Inc.	210,900	6,776
* Lincare Holdings, Inc.	162,096	6,134
* Magellan Health Services, Inc.	131,903	5,977
Dade Behring Holdings Inc.	137,726	5,735
Medicis Pharmaceutical Corp.	216,700	5,201
Universal Health Services Class B	84,900	4,267
* Sunrise Senior Living, Inc.	138,300	3,824
* Zoll Medical Corp.	102,455	3,356
IMS Health, Inc.	120,900	3,246
Perrigo Co.	190,200	3,062
* Techne Corp.	53,693	2,734
* Palomar Medical Technologies, Inc.	59,600	2,720
* Kindred Healthcare, Inc.	101,290	2,634
Hillenbrand Industries, Inc.	48,000	2,328
* K-V Pharmaceutical Co. Class A	118,700	2,215
Owens & Minor, Inc. Holding Co.	73,400	2,099
* Enzon Pharmaceuticals, Inc.	237,700	1,792
* Bio-Rad Laboratories, Inc. Class A	27,500	1,786
* ICU Medical, Inc.	38,800	1,639
Alpharma, Inc. Class A	64,100	1,541
* Radiation Therapy Services, Inc.	51,900	1,397
* Thermo Electron Corp.	35,822	1,298
* Symmetry Medical Inc.	81,900	1,261
* PRA International	55,400	1,234
* Progenics Pharmaceuticals, Inc.	49,280	1,186
Datascope Corp.	38,271	1,180
* PSS World Medical, Inc.	64,400	1,137
* ViroPharma Inc.	111,640	962
Vital Signs, Inc.	15,855	785
* Greatbatch, Inc.	29,478	696
* Odyssey Healthcare, Inc.	32,022	563
* Bruker BioSciences Corp.	99,526	533
* ArthroCare Corp.	11,879	499
* Tanox, Inc.	27,826	385
* Digene Corp.	9,700	376
* Illumina, Inc.	12,300	365
* AMN Healthcare Services, Inc.	13,900	282
* AmSurg Corp.	7,020	160
Young Innovations, Inc.	3,400	120
* Lexicon Genetics Inc.	18,170	80
* Alliance Imaging, Inc.	5,200	33

		727,192

Industrials (13.5%)
Cummins Inc.	566,800	69,291
Parker Hannifin Corp.	883,494	68,559
Manpower Inc.	889,675	57,473
CSX Corp.	764,857	53,877
Precision Castparts Corp.	679,400	40,601
The Timken Co.	1,060,800	35,547
*^ USG Corp.	456,200	33,271
* AMR Corp.	1,253,151	31,855
Goodrich Corp.	757,000	30,500
* Navistar International Corp.	1,170,274	28,800
A.O. Smith Corp.	574,600	26,638
Ryder System, Inc.	435,300	25,435
John H. Harland Co.	501,300	21,807
Con-way, Inc.	364,600	21,121
* Monster Worldwide Inc.	466,458	19,899
SPX Corp.	337,826	18,901
* EMCOR Group, Inc.	367,700	17,896
JLG Industries, Inc.	739,600	16,641
R.R. Donnelley & Sons Co.	506,420	16,180
Universal Forest Products, Inc.	221,249	13,879
Adesa, Inc.	621,300	13,818
Robert Half International, Inc.	320,557	13,463
Steelcase Inc.	790,300	13,000
* PHH Corp.	453,400	12,487
Applied Industrial Technology, Inc.	474,975	11,547
Lincoln Electric Holdings, Inc.	152,011	9,523
* Allied Waste Industries, Inc.	836,688	9,505
* McDermott International, Inc.	206,250	9,378
* United Rentals, Inc.	276,400	8,839
* NCI Building Systems, Inc.	161,000	8,560
Lennox International Inc.	313,200	8,294
* Alaska Air Group, Inc.	206,900	8,156
Watsco, Inc.	131,500	7,866
Kennametal, Inc.	117,600	7,321
Trinity Industries, Inc.	180,000	7,272
* Labor Ready, Inc.	310,400	7,031
* EnPro Industries, Inc.	185,300	6,226
* Dollar Thrifty Automotive Group, Inc.	137,900	6,215
ElkCorp	207,989	5,776
Apogee Enterprises, Inc.	380,039	5,586
Aramark Corp. Class B	161,400	5,344
* Korn/Ferry International	262,462	5,142
* US Airways Group Inc.	94,800	4,791
* Amerco, Inc.	47,500	4,781
Harsco Corp.	60,000	4,678
Belden CDT Inc.	125,500	4,148
* Builders FirstSource, Inc.	198,048	4,032
*^ Encore Wire Corp.	112,000	4,025
* AAR Corp.	177,400	3,944
* General Cable Corp.	112,500	3,938
Pacer International, Inc.	109,419	3,565
* Mobile Mini, Inc.	110,956	3,247
Wabash National Corp.	209,900	3,224
McGrath RentCorp	115,213	3,204
Herman Miller, Inc.	114,500	2,951
Arkansas Best Corp.	58,640	2,944
Freightcar America Inc.	50,500	2,803
Acuity Brands, Inc.	65,300	2,541
Crane Co.	60,200	2,504
The Toro Co.	52,600	2,456
The Manitowoc Co., Inc.	55,090	2,452
* Consolidated Graphics, Inc.	44,600	2,322
Banta Corp.	45,800	2,122
Barnes Group, Inc.	106,000	2,115
Brady Corp. Class A	57,300	2,111
* Genlyte Group, Inc.	28,216	2,044
* Spherion Corp.	218,200	1,990
* Triumph Group, Inc.	37,600	1,805
Regal-Beloit Corp.	36,700	1,620
* West Corp.	29,257	1,402
Mueller Industries Inc.	38,600	1,275
* Moog Inc.	32,600	1,116
* Continental Airlines, Inc. Class B	37,000	1,103
Watson Wyatt & Co. Holdings	28,900	1,016
Bluelinx Holdings Inc.	76,300	994
NACCO Industries, Inc. Class A	7,100	976
* ABX Air, Inc.	136,510	824
* Accuride Corp.	65,900	822
Simpson Manufacturing Co.	20,900	753
Albany International Corp.	17,700	750
* CBIZ Inc.	100,600	745
Carlisle Co., Inc.	9,102	722
Kaydon Corp.	18,400	687
* Volt Information Sciences Inc.	14,700	685
Ennis, Inc.	34,500	679
* RailAmerica, Inc.	62,700	656
* Swift Transportation Co., Inc.	20,000	635
Republic Services, Inc. Class A	14,969	604
Kelly Services, Inc. Class A	15,200	413
Viad Corp.	12,950	405
The Standard Register Co.	30,600	363
* K&F Industries Holdings	13,700	243
Tennant Co.	4,100	206
Kaman Corp. Class A	9,157	167
* Electro Rent Corp.	6,400	103
CIRCOR International, Inc.	2,500	76

		939,297

Information Technology (14.5%)
* Fiserv, Inc.	1,501,583	68,112
* Freescale Semiconductor, Inc. Class B	1,944,900	57,180
* Computer Sciences Corp.	1,032,900	50,034
National Semiconductor Corp.	1,811,700	43,209
* Arris Group Inc.	3,282,792	43,070
* Alliance Data Systems Corp.	551,900	32,463
* Akamai Technologies, Inc.	871,658	31,545
*^ Palm, Inc.	1,898,480	30,566
* Avnet, Inc.	1,487,600	29,782
* LAM Research Corp.	614,598	28,653
Global Payments Inc.	547,200	26,567
* RealNetworks, Inc.	2,344,345	25,084
Harris Corp.	563,000	23,370
* Transaction Systems Architects, Inc.	551,891	23,008
* Silicon Image, Inc.	1,861,047	20,062
* CSG Systems International, Inc.	800,278	19,799
* NCR Corp.	459,000	16,818
Seagate Technology	718,700	16,271
* CommScope, Inc.	506,000	15,899
Anixter International Inc.	331,300	15,723
* Global Imaging Systems, Inc.	360,177	14,868
* Arrow Electronics, Inc.	432,900	13,939
* Komag, Inc.	282,700	13,055
Reynolds & Reynolds Class A	419,400	12,863
* Coherent, Inc.	380,398	12,831
* Western Digital Corp.	613,800	12,159
* EarthLink, Inc.	1,380,269	11,953
* Ceridian Corp.	485,577	11,868
* Advanced Micro Devices, Inc.	456,700	11,153
MTS Systems Corp.	260,926	10,309
* MEMC Electronic Materials, Inc.	262,800	9,855
* Informatica Corp.	745,600	9,812
* Zoran Corp.	384,681	9,363
* Freescale Semiconductor, Inc. Class A	314,800	9,129
* Lexmark International, Inc.	158,400	8,843
*^ Finisar Corp.	2,447,941	8,005
* Brocade Communications Systems, Inc.	1,278,943	7,853
* MPS Group, Inc.	517,800	7,798
*^ Genesis Microchip Inc.	638,445	7,380
Imation Corp.	173,500	7,122
* Mettler-Toledo International Inc.	117,243	7,101
* Photronics Inc.	446,303	6,605
* Plexus Corp.	189,400	6,479
* Fairchild Semiconductor International, Inc.	337,300	6,129
* Benchmark Electronics, Inc.	234,675	5,660
* MKS Instruments, Inc.	273,450	5,502
* Cirrus Logic, Inc.	654,946	5,331
Fidelity National Information Services, Inc.	150,500	5,328
* Solectron Corp.	1,554,781	5,317
* j2 Global Communications, Inc.	145,778	4,551
* ON Semiconductor Corp.	771,700	4,538
* Progress Software Corp.	193,524	4,530
* Paxar Corp.	218,700	4,499
* Conexant Systems, Inc.	1,783,466	4,459
* Perot Systems Corp.	306,700	4,441
*^ Amkor Technology, Inc.	467,000	4,418
Park Electrochemical Corp.	160,000	4,120
* Sybase, Inc.	207,300	4,022
* Cymer, Inc.	83,702	3,889
* PortalPlayer Inc.	354,769	3,480
* MicroStrategy Inc.	35,300	3,442
* DST Systems, Inc.	56,100	3,338
* Hyperion Solutions Corp.	116,100	3,204
* ManTech International Corp.	102,700	3,169
* Hewitt Associates, Inc.	139,800	3,143
* Nuance Communications, Inc.	308,200	3,100
* SPSS, Inc.	89,261	2,869
Black Box Corp.	74,082	2,840
* Openwave Systems Inc.	241,600	2,788
Bel Fuse, Inc. Class B	84,018	2,757
* Veeco Instruments, Inc.	111,908	2,668
CTS Corp.	165,300	2,461
Fair Isaac, Inc.	66,500	2,415
Technitrol, Inc.	98,400	2,278
United Online, Inc.	188,768	2,265
* Rofin-Sinar Technologies Inc.	39,002	2,241
* Tellabs, Inc.	154,900	2,062
* MRO Software Inc.	100,400	2,015
* Sykes Enterprises, Inc.	117,500	1,899
AVX Corp.	111,600	1,762
* Trident Microsystems, Inc.	89,900	1,706
* Vignette Corp.	114,425	1,668
* TTM Technologies, Inc.	109,600	1,586
Jack Henry & Associates Inc.	80,400	1,581
* Witness Systems, Inc.	78,100	1,575
MAXIMUS, Inc.	59,600	1,380
* Silicon Storage Technology, Inc.	328,653	1,334
* Advanced Energy Industries, Inc.	100,057	1,325
* Ciber, Inc.	200,700	1,323
* eFunds Corp.	59,800	1,319
Methode Electronics, Inc. Class A	122,300	1,285
* Mattson Technology, Inc.	129,324	1,263
* LTX Corp.	168,693	1,183
* Interwoven Inc.	133,414	1,145
* BMC Software, Inc.	41,136	983
* Aeroflex, Inc.	76,000	887
* Asyst Technologies, Inc.	107,016	806
* webMethods, Inc.	75,800	748
Cohu, Inc.	36,644	643
* TNS Inc.	28,400	588
* Advanced Digital Information Corp.	48,486	571
* InterVoice, Inc.	78,600	560
* Rogers Corp.	9,400	530
Agilysys, Inc.	21,700	391
* SYNNEX Corp.	20,100	381
* UTStarcom, Inc.	48,066	374
* Kopin Corp.	86,798	313
* IXYS Corp.	25,841	248
* Presstek, Inc.	7,699	72
* Anaren, Inc.	2,327	48

		1,008,304

Materials (5.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,162,000	64,386
Reliance Steel & Aluminum Co.	641,000	53,171
Eagle Materials, Inc.	969,034	46,029
Nucor Corp.	838,200	45,472
Martin Marietta Materials, Inc.	228,900	20,864
Temple-Inland Inc.	471,362	20,207
Phelps Dodge Corp.	231,308	19,004
United States Steel Corp.	228,300	16,008
Louisiana-Pacific Corp.	705,300	15,446
Greif Inc. Class A	194,500	14,580
Commercial Metals Co.	392,600	10,090
Celanese Corp. Series A	343,200	7,008
Cleveland-Cliffs Inc.	46,600	3,695
Steel Dynamics, Inc.	55,532	3,651
Quanex Corp.	75,600	3,256
Sonoco Products Co.	73,000	2,310
Metal Management, Inc.	62,700	1,920
Gibraltar Industries Inc.	52,489	1,522
Silgan Holdings, Inc.	37,205	1,377
A. Schulman Inc.	45,000	1,030
H.B. Fuller Co.	13,900	606
Rock-Tenn Co.	30,800	491

		352,123

Telecommunication Services (2.2%)
Citizens Communications Co.	2,462,734	32,139
* Qwest Communications International Inc.	3,733,700	30,206
* NII Holdings Inc.	396,613	22,361
* Leap Wireless International, Inc.	284,653	13,507
Telephone & Data Systems, Inc.	315,591	13,065
^ Valor Communications Group, Inc.	1,045,137	11,967
Commonwealth Telephone Enterprises, Inc.	319,432	10,592
* Cincinnati Bell Inc.	2,243,700	9,199
* SBA Communications Corp.	138,515	3,621
* Premiere Global Services, Inc.	462,958	3,495
* NeuStar, Inc. Class A	69,930	2,360
* Syniverse Holdings Inc.	96,800	1,423
North Pittsburgh Systems, Inc.	30,942	853
Centennial Communications Corp. Class A	137,221	714
Surewest Communications	34,570	668
Iowa Telecommunications Services Inc.	16,500	312
Consolidated Communications Holdings, Inc.	9,353	156

		156,638

Utilities (5.3%)
DTE Energy Co.	1,144,215	46,615
Energen Corp.	1,003,470	38,543
ONEOK, Inc.	828,500	28,202
CenterPoint Energy Inc.	2,111,349	26,392
* Sierra Pacific Resources	1,688,600	23,640
Pepco Holdings, Inc.	948,405	22,363
Xcel Energy, Inc.	1,065,800	20,442
Sempra Energy	385,500	17,533
PPL Corp.	518,480	16,747
Cleco Corp.	597,075	13,882
Westar Energy, Inc.	585,400	12,323
* Allegheny Energy, Inc.	276,700	10,257
Avista Corp.	384,100	8,769
Wisconsin Energy Corp.	214,661	8,651
* Mirant Corp.	315,800	8,463
Southwest Gas Corp.	254,100	7,963
Vectren Corp.	270,500	7,371
UniSource Energy Corp.	211,100	6,576
Great Plains Energy, Inc.	213,600	5,951
NICOR Inc.	131,400	5,453
AGL Resources Inc.	127,700	4,868
Hawaiian Electric Industries Inc.	140,200	3,913
OGE Energy Corp.	102,800	3,601
Northwest Natural Gas Co.	88,400	3,273
Black Hills Corp.	76,200	2,616
Otter Tail Corp.	89,836	2,455
Questar Corp.	29,947	2,410
ALLETE, Inc.	43,935	2,080
MDU Resources Group, Inc.	44,900	1,644
* El Paso Electric Co.	70,900	1,429
Empire District Electric Co.	69,008	1,418
National Fuel Gas Co.	40,300	1,416
NSTAR	14,800	423
Energy East Corp.	11,000	263
South Jersey Industries, Inc.	5,700	156
MGE Energy, Inc.	4,800	150

		368,251

Total Common Stocks
(Cost $6,116,417)		6,942,746

Temporary Cash Investments (1.8%)

Money Market Funds (1.8%)

(1)Vanguard Market Liquidity Fund, 5.136%	124,435,090	124,435

	Face
	Amount
	($ 000)

U.S. Agency Obligations (0.0%)

(2)Federal Home Loan Bank
(3)5.393%, 9/29/06	2,000	1,975
(2)Federal National Mortgage Assn
(3)4.847%, 7/5/06	2,000	1,999

		3,974

Total Temporary Cash Investments
(Cost $128,408)		128,409

Total Investments (101.8%)
(Cost $6,244,825)		7,071,155

Other Assets and Liabilities--Net (-1.8%)		(127,723)

Net Assets (100%)		6,943,432

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
(1) Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(2) The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(3)Securities with a value of $3,974,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities : Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006 the cost of investment securities for tax purposes was $6,244,825,000. Net unrealized appreciation of investment securities for tax purposes was $826,330,000, consisting of unrealized gains of $1,070,417,000 on securities that had risen in value since their purchase and $244,087,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006 the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	255	16,312	84
S&P 500 Index	2	640	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund
Schedule of Investments
June 30, (2006)

	Shares	Market Value ($000)

Common Stocks (97.7%)

Consumer Discretionary (13.9%)
DIRECTV Group, Inc.	10,496,335	173,190
CarMax, Inc.	3,422,100	121,348
TJX Cos., Inc.	5,167,400	118,127
Nordstrom, Inc.	3,100,000	113,150
The Dress Barn, Inc.	4,400,000	111,540
Men's Wearhouse, Inc.	3,565,600	108,038
Yum! Brands, Inc.	1,964,700	98,765
Bed Bath & Beyond, Inc.	2,049,600	67,985
Best Buy Co., Inc.	952,500	52,235
Lowe's Cos., Inc.	705,700	42,815
Quiksilver, Inc.	3,179,000	38,720
Harman International Industries, Inc.	342,000	29,197
99 Cents Only Stores	2,400,000	25,104
Tiffany & Co.	547,800	18,088
Gentex Corp.	800,000	11,200
Abercrombie & Fitch Co.	200,000	11,086
Strattec Security Corp.	220,000	10,958
Comcast Corp. Class A	257,000	8,414
DreamWorks Animation SKG, Inc.	252,000	5,771
Expedia, Inc.	300,000	4,491
Mattel, Inc.	240,000	3,962
Family Dollar Stores, Inc.	150,000	3,665
REX Stores Corp.	202,300	2,903
Weight Watchers International, Inc.	70,000	2,862
E.W. Scripps Co. Class A	31,000	1,337

		1,184,951

Consumer Staples (0.3%)
Cott Corp.	1,740,000	22,724
Bunge Ltd.	100,000	5,025

		27,749

Energy (7.4%)
Murphy Oil Corp.	2,900,000	161,994
ConocoPhillips Co.	1,750,000	114,678
Noble Energy, Inc.	1,600,000	74,976
National Oilwell Varco Inc.	1,003,560	63,545
Pioneer Natural Resources Co.	1,220,000	56,620
Pogo Producing Co.	1,200,000	55,320
Pride International, Inc.	1,100,000	34,353
Noble Corp.	400,000	29,768
Hanover Compressor Co.	1,300,000	24,414
Arch Coal, Inc.	400,000	16,948

		632,616

Financials (1.4%)
MBIA, Inc.	562,500	32,934
East West Bancorp, Inc.	640,000	24,262
Capital One Financial Corp.	275,000	23,499
The Chubb Corp.	440,000	21,956
TCF Financial Corp.	330,000	8,729
IndyMac Bancorp, Inc.	73,300	3,361
Commerce Bancorp, Inc.	30,000	1,070

		115,811

Health Care (18.8%)
Biogen Idec Inc.	5,650,000	261,765
Applera Corp.-Applied Biosystems Group	7,925,000	256,374
Pfizer Inc.	7,617,780	178,789
Novartis AG ADR	3,130,000	168,770
Millipore Corp.	1,805,000	113,697
Roche Holdings AG	600,000	98,810
Medtronic, Inc.	1,758,100	82,490
Affymetrix, Inc.	3,016,500	77,222
Eli Lilly & Co.	1,300,000	71,851
ICOS Corp.	3,107,500	68,334
Boston Scientific Corp.	4,002,200	67,397
BioMarin Pharmaceutical Inc.	4,670,500	67,115
Sepracor Inc.	800,000	45,712
Edwards Lifesciences Corp.	300,000	13,629
Dendreon Corp.	1,861,750	9,011
Waters Corp.	200,000	8,880
Pharmacyclics, Inc.	713,250	2,753

		1,592,599

Industrials (11.3%)
FedEx Corp.	2,594,800	303,228
Thomas & Betts Corp.	3,763,300	193,057
Pall Corp.	4,000,000	112,000
Avery Dennison Corp.	1,592,000	92,432
Union Pacific Corp.	950,000	88,312
AMR Corp.	3,000,000	76,260
Fluor Corp.	500,000	46,465
JetBlue Airways Corp.	3,241,050	39,346
Chicago Bridge & Iron Co. N.V	200,000	4,830
US Airways Group Inc.	52,200	2,638
Southwest Airlines Co.	12,000	196

		958,764

Information Technology (39.1%)
Corning, Inc.	13,684,200	331,021
Research In Motion Ltd.	3,746,000	261,358
Symantec Corp.	13,125,100	203,964
ASML Holding (New York)	9,689,400	195,920
NVIDIA Corp.	8,800,000	187,352
Micron Technology, Inc.	10,800,000	162,648
Comverse Technology, Inc.	6,360,000	125,737
Rambus Inc.	5,205,000	118,726
THQ Inc.	5,012,500	108,270
Microsoft Corp.	4,600,000	107,180
Motorola, Inc.	4,600,000	92,690
Adobe Systems, Inc.	3,037,714	92,225
eBay Inc.	3,000,000	87,870
Autodesk, Inc.	2,540,000	87,528
Intersil Corp.	3,630,000	84,398
Hewlett-Packard Co.	2,450,000	77,616
Macrovision Corp.	3,582,900	77,104
Tektronix, Inc.	2,557,200	75,233
Emulex Corp.	4,549,400	74,019
VeriSign, Inc.	3,160,000	73,217
Citrix Systems, Inc.	1,700,000	68,238
Trimble Navigation Ltd.	1,500,000	66,960
Yahoo! Inc.	1,964,100	64,815
Nortel Networks Corp.	26,800,100	60,032
Akamai Technologies, Inc.	1,600,000	57,904
Avid Technology, Inc.	1,560,000	51,995
Avocent Corp.	1,828,600	48,001
Google Inc.	64,850	27,194
Plantronics, Inc.	1,150,000	25,542
Coherent, Inc.	720,000	24,286
Cymer, Inc.	480,000	22,301
Ciena Corp.	4,250,000	20,443
Entegris Inc.	2,019,231	19,243
The Descartes Systems Group Inc.	4,645,000	17,279
FormFactor Inc.	384,200	17,147
Texas Instruments, Inc.	550,000	16,660
Intuit, Inc.	220,000	13,286
Freescale Semiconductor, Inc. Class B	450,000	13,230
EMC Corp.	1,125,000	12,341
AMIS Holdings Inc.	1,200,000	12,000
NAVTEQ Corp.	205,000	9,159
Concurrent Computer Corp.	3,224,880	8,417
Altera Corp.	460,000	8,073
McAfee Inc.	220,000	5,339
Intel Corp.	235,000	4,453
Silicon Laboratories Inc.	80,000	2,812

		3,321,226

Materials (3.7%)
Monsanto Co.	2,760,984	232,447
Minerals Technologies, Inc.	1,560,000	81,120

		313,567

Telecommunication Services (1.8%)
Sprint Nextel Corp.	7,132,700	142,583
Embarq Corp.	175,000	7,173

		149,756

Total Common Stocks
(Cost $5,804,243)		8,297,039

Temporary Cash Investment (2.7%)
Vanguard Market Liquidity Fund, 5.136%
(Cost $227,614)	227,614,384	227,614

Total Investments (100.4%)
(Cost $6,031,857)		8,524,653

Other Assets and Liabilities--Net (-0.4%)		(34,757)

Net Assets (100%)		8,489,896

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At June 30, 2006 the cost of investment securities for tax purposes was $6,031,857,000. Net unrealized appreciation of investment securities for tax purposes was $2,492,796,000, consisting of unrealized gains of $2,983,247,000 on securities that had risen in value since their purchase and $490,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	September 30,2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	June 30,2006 Market Value ($000)

BioMarin Pharmaceutical Inc.	40,773	--	--	--	67,115
Concurrent Computer Corp.	6,814	--	1,621	--	n/a1
The Descartes Systems Group Inc.	11,241	--	--	--	17,279
The Dress Barn, Inc.	50,072	--	--	--	111,540
Emulex Corp.	91,539	359	--	--	74,019
Linens 'n Things, Inc.	61,410	--	64,325	--	--
Macrovision Corp.	70,097	--	2,010	--	77,104
Men's Wearhouse, Inc.	96,120	--	1,188	358	108,038
Minerals Technologies, Inc.	89,248	--	--	234	81,120
Rambus Inc.	62,981	--	--	--	118,726
Strattec Security Corp.	11,407	--	--	--	10,958
THQ Inc.	106,813	50	--	--	108,270
Thomas & Betts Corp.	174,631	--	63,368	--	193,057

	873,146			592	967,226

1 At June 30, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Global Equity Fund
Schedule of Investments
June 30, (2006)

	Shares	Market Value ($000)

Common Stocks (96.6%)

Australia (1.9%)
Commonwealth Bank of Australia	505,818	16,660
Santos Ltd.	1,598,854	14,386
QBE Insurance Group Ltd.	861,540	13,095
^ Oxiana Ltd.	2,911,682	6,875
Zinifex Ltd.	702,639	5,268
Australia&New Zealand Bank Group Ltd.	179,613	3,550
Caltex Australia Ltd.	174,022	3,053
Iluka Resources Ltd.	420,516	2,046
Orica Ltd.	96,714	1,717
Amcor Ltd.	288,443	1,430
Alumina Ltd.	204,000	1,023
Foster's Group Ltd.	243,991	990
Leighton Holdings Ltd.	74,990	966
Rinker Group Ltd.	65,098	788
CSL Ltd.	13,789	550
Rio Tinto Ltd.	8,932	517

		72,914

Austria (0.1%)
OMV AG	43,300	2,574

Belgium (0.6%)
Dexia	561,131	13,490
Colruyt NV	25,942	4,049
Fortis Group	114,400	3,894
Belgacom SA	36,622	1,214

		22,647

Brazil (0.4%)
Petroleo Brasileiro SA Pfd.	229,900	4,573
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd	118,800	4,262
Gerdau SA ADR	270,150	4,028
Uniao de Bancos Brasileiros SA GDR	25,700	1,706
Banco Bradesco SA	33,700	1,052
Tele Norte Leste Participacoes SA Pfd.	37,500	478

		16,099

Canada (3.4%)
Rogers Communications, Inc. Class B	367,900	14,857
^ Bank of Nova Scotia Halifax	346,500	13,778
Imperial Oil Ltd.	360,300	13,212
* Bombardier Inc. Class B	4,268,200	11,936
Teck Cominco Ltd. Class B	139,200	8,384
Goldcorp Inc.	261,400	7,909
^ Telus Corp.-Non Voting Shares	185,900	7,531
Alcan Inc.	158,800	7,467
* Nortel Networks Corp.	2,988,330	6,694
* ACE Aviation Holdings, Inc.	174,100	4,877
EnCana Corp.	79,600	4,207
^ BCE Inc.	155,700	3,693
Gerdau AmeriSteel Corp.	293,000	2,945
ING Canada Inc.	57,600	2,926
Falconbridge Ltd.	54,800	2,897
Husky Energy Inc.	40,700	2,564
* Nexen Inc.	43,000	2,432
IPSCO, Inc.	24,100	2,316
^ Abitibi-Consolidated Inc.	660,200	1,787
Canadian Natural Resources Ltd.	27,000	1,498
* Fraser Papers Inc.	198,800	1,359
Onex Corp.	66,800	1,337
Telus Communications Inc.	29,789	1,233
^ Methanex Corp.	36,600	774
Novelis Inc.	31,760	681
*^ Fortis Inc.	7,680	154
AUR Resources Inc.	7,732	124
^ Rothmans Inc.	5,600	98

		129,670

Chile (0.0%)
Banco Santander Chile SA ADR	8,300	335

China (2.4%)
China Mobile (Hong Kong) Ltd.	11,018,500	63,005
PetroChina Co. Ltd.	12,560,000	13,555
China Petroleum&Chemical Corp.	18,880,000	10,824
Tsingtao Brewery Co., Ltd.	1,548,000	1,736
CNOOC Ltd.	1,145,000	920
Aluminum Corp. of China Ltd.	1,032,000	771

		90,811

Denmark (0.3%)
* William Demant A/S	60,600	4,523
^ Coloplast A/S B Shares	35,400	2,625
*^ Vestas Wind Systems A/S	95,699	2,621

		9,769

Finland (0.4%)
Metso Oyj	197,900	7,164
Sampo Oyj A Shares	253,100	4,826
TietoEnator Oyj B Shares	78,020	2,251

		14,241

France (4.0%)
BNP Paribas SA	447,364	42,766
Credit Agricole SA	444,415	16,860
Total SA	152,076	9,987
Arcelor	203,120	9,827
Vivendi SA	280,259	9,787
Societe Generale Class A	64,535	9,473
Sanofi-Aventis	91,180	8,881
Renault SA	53,900	5,782
Societe Centrale des Assurances Generales de	46,000	5,421
AXA	139,000	4,498
Carrefour SA	71,808	4,205
Groupe Danone	30,700	3,897
Compagnie Generale des Etablissements Michelin SA	64,828	3,894
SCOR SA	1,277,400	2,789
^ Vallourec SA	2,298	2,765
* Alcatel SA	212,600	2,681
Cie. de St. Gobain SA	37,200	2,654
Thales SA	57,800	2,253
Bouygues SA	43,553	2,236
* Atos Origin SA	26,400	1,725
Air France	27,974	657
* Arkema	2,050	80

		153,118

Germany (3.2%)
Deutsche Lufthansa AG	1,274,321	23,417
Man AG	201,265	14,547
Bayerische Motoren Werke AG	186,800	9,318
E.On AG	79,020	9,081
Commerzbank AG	222,741	8,077
Puma AG	20,232	7,850
Deutsche Boerse AG	55,666	7,570
Muenchener Rueckversicherungs-Gesellschaft AG (Register	51,652	7,041
ThyssenKrupp AG	162,117	5,540
Fresenius Medical Care AG	40,900	4,702
Continental AG	45,100	4,601
BASF AG	55,100	4,419
DaimlerChrysler AG (Registered)	76,700	3,783
Porsche AG	3,543	3,418
Deutsche Post AG	82,200	2,202
Salzgitter AG	22,883	1,933
* Merck KGaA	17,804	1,616
Beiersdorf AG	8,995	1,354
Fresenius Medical Care AG ADR	29,244	1,118
Hochtief AG	11,629	646

		122,233

Greece (0.0%)
Public Power Corp.	61,300	1,450

Hong Kong (2.3%)
Jardine Matheson Holdings Ltd.	965,102	16,959
Jardine Strategic Holdings Ltd.	1,233,900	13,318
New World Development Co., Ltd.	7,550,300	12,470
China Netcom Group Corp. Hong Kong Ltd.	4,271,500	7,490
Hong Kong Aircraft&Engineering Co., Ltd.	596,000	6,980
Television Broadcasts Ltd.	1,068,000	6,605
Henderson Land Development Co. Ltd.	1,117,000	5,808
Wheelock and Co. Ltd.	1,883,000	3,163
Hong Kong and Shanghai Hotels Ltd.	2,558,498	2,834
First Pacific Co. Ltd.	6,988,000	2,724
SmarTone Telecommunications Ltd.	2,082,790	2,071
Next Media Ltd.	2,894,000	1,614
I-Cable Communications Ltd.	5,207,000	1,161
Mandarin Oriental International Ltd.	881,690	1,015
Sino Land Co.	569,700	911
Kerry Properties Ltd.	227,388	777
Orient Overseas International Ltd.	142,000	515
Silver Grant International Industries Ltd.	1,752,000	469
Asia Satellite Telecommunications Holdings Ltd.	208,500	352
Solomon Systech International Ltd.	482,000	122

		87,358

Hungary (0.1%)
MOL Hungarian Oil and Gas Nyrt	18,800	1,931

India (0.1%)
* State Bank of India-GDR	50,800	2,032

Indonesia (0.2%)
PT Semen Gresik Tbk	1,155,000	2,969
PT Bank Indonesia Tbk	53,415,229	2,221
PT Gudang Garam Tbk	1,149,900	1,180
PT Indofood Sukses Makmur Tbk	10,823,000	1,029
PT Matahari Putra Prima Tbk	11,028,500	895
* PT Citra Marga Nusaphala Persada Tbk	774,000	50
* PT Mulia Industrindo Tbk	921,000	17

		8,361

Ireland (0.2%)
Eircom Group PLC	1,039,833	2,899
Independent News&Media PLC	941,918	2,756
Fyffes PLC	462,500	817
* Blackrock International Land PLC	462,500	219

		6,691

Italy (1.3%)
Unicredito Italiano SpA	2,776,708	21,710
*^ Fiat SpA	524,400	6,958
Saipem SpA	271,200	6,154
Luxottica Group SpA ADR	179,800	4,878
^ ENI SpA	132,700	3,897
Banco Popolare di Verona e Novara Scarl SpA	112,636	3,017
^ Banca Monte dei Paschi di Siena SpA	469,912	2,825
* Banca Popolare Italiana	96,100	912
* Natuzzi SpA-Sponsored ADR	50,700	363

		50,714

Japan (9.2%)
Mizuho Financial Group, Inc.	5,423	46,042
Canon, Inc.	851,600	41,782
KDDI Corp.	2,315	14,263
Orix Corp.	53,370	13,037
Sumitomo Mitsui Financial Group, Inc.	988	10,474
Tokyo Electron Ltd.	148,500	10,388
Toyota Motor Corp.	171,400	8,968
Mitsui Trust Holding Inc.	492,000	5,900
Sumitomo Metal Mining Co.	443,000	5,811
East Japan Railway Co.	720	5,359
Central Japan Railway Co.	523	5,216
Japan Tobacco, Inc.	1,410	5,155
Resona Holdings Inc.	1,558	4,926
Kirin Brewery Co., Ltd.	312,000	4,914
Matsushita Electric Industrial Co., Ltd.	232,000	4,904
JFE Holdings, Inc.	113,800	4,837
Tokyo Gas Co., Ltd.	898,000	4,237
Takeda Pharmaceutical Co. Ltd.	67,500	4,206
Mitsui OSK Lines Ltd.	604,000	4,117
Sumitomo Trust&Banking Co., Ltd.	358,000	3,924
West Japan Railway Co.	932	3,869
Kao Corp.	146,000	3,826
Mazda Motor Corp.	589,000	3,695
Nippon Telegraph and Telephone Corp.	720	3,519
Marubeni Corp.	653,000	3,493
Leopalace21 Corp.	100,700	3,473
FamilyMart Co., Ltd.	114,900	3,317
Mitsui Chemicals, Inc.	488,000	3,193
Fuji Photo Film Co., Ltd.	94,000	3,159
Nintendo Co.	18,600	3,129
Chiba Bank Ltd.	327,000	3,061
Tokyo Electric Power Co.	106,800	2,954
Softbank Investment Corp.	6,635	2,937
Nippon Sanso Corp.	368,000	2,923
Secom Co., Ltd.	60,500	2,863
Mitsubishi Corp.	138,000	2,767
NTT DoCoMo, Inc.	1,888	2,765
Sekisui House Ltd.	200,000	2,748
Sumitomo Heavy Industries Ltd.	293,000	2,710
Tanabe Seiyaku Co., Ltd.	212,000	2,617
Dai-Nippon Printing Co., Ltd.	168,000	2,600
Sony Corp.	57,900	2,556
Sompo Japan Insurance Inc.	181,000	2,529
Kawasaki Heavy Industries Ltd.	739,000	2,493
Namco Bandai Holdings Inc.	160,650	2,450
Seven and I Holdings Co., Ltd.	72,300	2,386
Sankyo Co., Ltd.	36,700	2,332
Shiseido Co., Ltd.	118,000	2,318
Kobe Steel Ltd.	729,000	2,285
Matsushita Electric Works, Ltd.	205,000	2,283
Sumitomo Forestry Co.	218,000	2,274
Ricoh Co.	113,000	2,219
JS Group Corp.	104,000	2,189
Sumitomo Electric Industries Ltd.	147,000	2,156
Bank of Fukuoka, Ltd.	278,000	2,117
Hitachi Ltd.	319,000	2,110
Suzuki Motor Corp.	97,000	2,101
Bank of Yokohama Ltd.	271,000	2,096
Mitsubishi UFJ Financial Group	142	1,993
Onward Kashiyama Co., Ltd.	126,000	1,941
Nippon Suisan Kaisha Ltd.	372,000	1,880
Nippon Oil Corp.	241,000	1,765
^ Alfresa Holdings Corp.	28,200	1,754
Nippon Meat Packers, Inc.	148,000	1,718
Sumitomo Metal Industries Ltd.	390,000	1,613
Promise Co., Ltd.	25,250	1,465
Yamato Holdings Co., Ltd.	81,000	1,439
Kinden Corp.	164,000	1,407
Ebara Corp.	304,000	1,301
Toppan Forms Co., Ltd.	101,600	1,295
Ryosan Co., Ltd.	48,500	1,272
Toyo Seikan Kaisha Ltd.	68,000	1,236
NEC Corp.	230,000	1,228
Yamatake Corp.	50,000	1,215
Nisshinbo Industries, Inc.	107,000	1,172
Astellas Pharma Inc.	31,200	1,148
Shimizu Corp.	176,000	986
Tokyo Ohka Kogyo Co., Ltd.	35,400	906
Yamaha Motor Co., Ltd.	33,000	866
Isetan Co.	49,000	835
Daifuku Co., Ltd.	49,000	810
Rengo Co., Ltd.	101,000	765
TDK Corp.	9,900	751
Ajinomoto Co., Inc.	64,000	710
Bridgestone Corp.	34,000	657
Nippon Mining Holdings Inc.	75,000	634
Noritake Co., Ltd.	81,000	451
Cosmo Oil Co., Ltd.	95,000	429
Inabata&Co., Ltd.	49,000	387
NGK Insulators Ltd.	25,000	293
Fujitsu Fronttec Ltd.	32,700	289

		349,583

Malaysia (0.5%)
Bumiputra-Commerce Holdings Bhd	3,669,619	5,933
Resorts World Bhd	1,742,000	5,552
Telekom Malaysia Bhd	1,029,855	2,536
British American Tobacco Bhd	165,000	1,774
Maxis Communications Bhd	723,800	1,685
Kumpulan Guthrie Bhd	965,000	683
* Digi.com Bhd	209,900	623
Genting Bhd	79,400	512
* Multi-Purpose Holdings Bhd	1,855,000	432
Malaysian Airline System Bhd	550,000	401
Lion Industries Corp. Bhd	380,000	99
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/2009	254,000	15

		20,245

Mexico (0.1%)
America Movil SA de CV Series L ADR	46,200	1,537
Telefonos de Mexico SA Class L ADR	32,000	667

		2,204

Netherlands (2.7%)
ING Groep NV	1,374,542	53,945
Heineken NV	357,016	15,122
^ Aegon NV	880,191	15,021
Koninklijke KPN NV	428,257	4,811
European Aeronautic Defence and Space Co.	167,190	4,795
Koninklijke (Royal) Philips Electronics NV	141,871	4,418
Koninklijke Boskalis Westminster NV	35,437	2,405
Wolters Kluwer NV	74,224	1,752

		102,269

New Zealand (0.0%)
^ Telecom Corp. of New Zealand Ltd.	468,517	1,156
PGG Wrightson Ltd.	58,578	79

		1,235

Norway (0.1%)
DnB NOR ASA	228,000	2,835
Orkla ASA	23,200	1,074

		3,909

Philippines (0.6%)
Ayala Corp.	1,346,226	9,364
Globe Telecom, Inc.	419,400	7,347
Jollibee Foods Corp.	2,574,900	1,500
Banco De Oro	2,018,000	1,178
* ABS-CBN Broadcasting Corp.	3,827,100	1,060
Philippine Long Distance Telephone Co.	21,700	747

		21,196

Poland (0.1%)
KGHM Polska Miedz SA	54,322	1,849

Russia (0.9%)
* OAO Lukoil Holding Sponsored ADR	391,389	32,564

Singapore (0.3%)
Great Eastern Holdings Ltd.	500,000	5,026
BIL International Ltd.	4,553,000	4,036
United Industrial Corp., Ltd.	2,593,000	2,431
Singapore Telecommunications Ltd.	544,000	875
Neptune Orient Lines Ltd.	375,000	430
Yellow Pages (Singapore) Ltd.	466,000	307

		13,105

South Africa (1.2%)
* Hosken Consolidated Investments Ltd.	1,103,148	6,498
Sun International Ltd.	549,866	6,445
Anglo American PLC	145,345	5,954
RMB Holdings Ltd.	1,550,600	5,350
Anglo Platinum Ltd.	42,200	4,474
Nedbank Group Ltd.	271,805	4,289
FirstRand Ltd.	1,329,636	3,131
Sasol Ltd.	73,400	2,833
Standard Bank Group Ltd.	142,200	1,528
Sanlan Ltd.	739,200	1,500
Gold Fields Ltd.	62,340	1,423
JD Group Ltd.	88,246	822
City Lodge Hotels Ltd.	83,078	570
Tiger Brands Ltd	27,900	561
New Clicks Holdings Ltd.	301,750	373

		45,751

South Korea (0.9%)
Korea Electric Power Corp.	156,570	5,866
* Hynix Semiconductor Inc.	174,160	5,629
POSCO	11,500	3,088
Hana Financial Group Inc.	55,010	2,581
Samsung Electronics Co., Ltd.	3,940	2,501
Kookmin Bank	29,600	2,439
KT Corp.	55,720	2,307
* LG Telecom Ltd.	175,534	2,294
Industrial Bank of Korea	127,450	2,144
Samsung Electronics Co., Ltd. Pfd.	3,700	1,804
Hyundai Mobis	18,130	1,532
Honam Petrochemical Corp.	28,700	1,400
Samyang Corp.	8,820	489
Hyundai Motor Co. Ltd.	5,000	424
Korea Iron&Steel Co., Ltd.	4,000	137
Kiswire Ltd.	3,000	71

		34,706

Spain (3.4%)
Banco Santander Central Hispano SA	3,222,054	47,067
ACS, Actividades de Contruccion y Servisios, SA	465,332	19,385
Repsol YPF SA	543,741	15,567
Telefonica SA	868,261	14,428
Banco Bilbao Vizcaya Argentaria SA	561,736	11,555
Acciona SA	48,700	7,554
Acerinox SA	272,500	4,724
Banco Popular Espanol SA	316,500	4,718
* Sogecable SA	45,032	1,294
Fomento de Construc y Contra SA	14,990	1,139
Viscofan SA	58,000	860
Prosegur Cia de Seguridad SA (Registered)	28,400	708
Corporacion Mapfre SA	29,758	549

		129,548

Sweden (0.8%)
Nordea Bank AB	835,000	9,947
Svenska Handelsbanken AB A Shares	183,400	4,720
Telefonaktiebolaget LM Ericsson AB Class B	1,324,700	4,368
Skandinaviska Enskilda Banken AB A Shares	151,200	3,598
Svenska Cellulosa AB B Shares	78,860	3,253
Assa Abloy AB	189,200	3,179
^ Hoganas AB B Shares	50,950	1,265
^ Lindex AB	33,200	472

		30,802

Switzerland (1.0%)
^ Zurich Financial Services AG	38,533	8,419
Credit Suisse Group (Registered)	101,400	5,646
Cie. Financiere Richemont AG	109,600	4,998
Novartis AG (Registered)	90,340	4,866
Adecco SA (Registered)	60,800	3,584
Geberit AG	3,106	3,583
Roche Holdings AG	21,500	3,541
* Logitech International SA	62,300	2,404
Publigroupe SA	3,440	1,148
Phonak Holding AG	12,100	754
Kudelski SA	2,200	53

		38,996

Taiwan (2.0%)
Chi Mei Optoelectronics Corp.	16,801,000	18,629
Taiwan Semiconductor Manufacturing Co., Ltd.	9,407,931	17,097
United Microelectronics Corp.	16,435,000	9,761
High Tech Computer Corp.	291,000	7,999
Chunghwa Telecom Co., Ltd.	2,989,000	5,386
Siliconware Precision Industries Co.	3,819,000	4,663
* Powerchip Semiconductor Corp.	3,801,000	2,489
AU Optronics Corp.	1,532,000	2,169
Compal Electronics Inc.	2,096,000	1,998
Taiwan Cellular Corp.	1,407,000	1,398
* Winbond Electronics Corp.	2,940,000	868
Far EasTone Telecommunications Co., Ltd.	627,000	699
MediaTek Inc.	70,000	648
Foxconn Technology Co., Ltd.	51,000	409
Unimicron Technology Corp.	289,000	376
* Ritek Corp.	1,178,000	294
U-Ming Marine Transport Corp.	249,000	287
AV Tech Co.	57,000	280
Vanguard International Semiconductor Corp.	259,000	174

		75,624

Thailand (0.6%)
Advanced Info Service Public Co. Ltd. (Foreign)	2,406,000	5,675
Siam Cement Public Co. Ltd. Non-Voting Depository Recei	986,200	5,531
Siam Cement Public Co. Ltd. (Foreign)	664,300	4,009
Kasikornbank Public Co. Ltd. (Foreign)	1,701,900	2,717
MBK Development Public Co. Ltd. (Foreign)	813,400	1,141
PTT Public Co., Ltd. (Foreign)	124,400	737
Thanachart Capital Public Co. Ltd. (Foreign)	1,855,000	699
Post Publishing Public Co. Ltd. (Foreign)	1,300,000	267
Matichon PLC (Foreign)	625,000	205
GMM Grammy Public Co. Ltd. Non-Voting Depository Receip	997,000	170
GMM Grammy Public Co. Ltd. (Foreign)	642,000	109

		21,260

Turkey (1.1%)
Eregli Demir ve Celik Fabrikalari A.S	1,958,502	9,225
Tupras-Turkiye Petrol Rafinerileri A.S	543,146	8,993
Dogan Sirketler Grubu Holding A.S	1,759,261	6,411
Turkiye Is Bankasi A.S. C Shares	1,162,494	5,621
Haci Omer Sabanci Holding A.S	1,246,884	3,310
Turkcell Iletisim Hizmetleri A.S	616,298	2,844
Tofas Turk Otomobil Fabrikasi A.S	661,482	1,709
* Petkim Petrokimya Holding A.S	533,110	1,697
Petrol Ofisi A.S	298,870	1,029
* KOC Holding A.S	332,457	983
Turkiye Garanti Bankasi A.S	257,000	629
* Vestel Elektronik Sanayi ve Ticaret A.S	236,362	511
Anadolu Efes Biracilik ve Malt Sanayii A.S	16,156	434

		43,396

United Kingdom (8.6%)
AstraZeneca Group PLC	748,296	45,004
Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,020,321	34,272
Rio Tinto PLC	276,639	14,569
HBOS PLC	679,051	11,786
SABMiller PLC	591,300	10,647
Antofagasta PLC	1,295,495	10,031
HSBC Holdings PLC	554,442	9,757
British American Tobacco PLC	329,886	8,307
Vodafone Group PLC	3,608,200	7,681
Royal Dutch Shell PLC Class B	214,522	7,495
Barclays PLC	633,005	7,177
BP PLC	615,600	7,139
BAE Systems PLC	998,100	6,820
Associated British Ports Holdings PLC	391,500	6,562
Aviva PLC	411,500	5,825
Marks&Spencer Group PLC	498,756	5,410
BAA PLC	312,300	5,400
Royal Bank of Scotland Group PLC	154,400	5,069
Diageo PLC	301,128	5,059
ICAP PLC	544,600	5,006
Reckitt Benckiser PLC	131,890	4,922
Hanson Building Materials PLC	397,650	4,828
Capita Group PLC	525,800	4,484
Reed Elsevier PLC	440,100	4,437
J. Sainsbury PLC	710,200	4,387
Tesco PLC	699,500	4,319
Arriva PLC	381,533	4,203
The Sage Group PLC	973,700	4,152
Next PLC	136,188	4,105
Kazakhmys PLC	180,352	3,979
Amvescap PLC	407,600	3,730
GlaxoSmithKline PLC	126,700	3,536
Xstrata PLC	88,000	3,350
Enodis PLC	828,800	3,318
Carnival PLC	80,514	3,274
Intertek Testing Services PLC	237,900	3,075
Cable and Wireless PLC	1,416,600	3,009
Enterprise Inns PLC	167,200	2,929
Provident Financial PLC	254,056	2,885
WPP Group PLC	235,300	2,845
Compass Group PLC	548,835	2,659
Stagecoach Group PLC	1,204,023	2,564
Informa PLC	316,700	2,522
ITV PLC	1,199,435	2,393
Smiths Group PLC	143,410	2,361
* MyTravel Group PLC A Shares	478,866	2,095
Rexam PLC	208,200	2,028
Hays PLC	813,200	2,028
BT Group PLC	396,200	1,751
Boots Group PLC	118,277	1,682
* Invensys PLC	4,446,000	1,581
Ladbrokes PLC	186,223	1,404
PartyGaming PLC	607,500	1,299
International Power PLC	230,660	1,212
Bunzl PLC	91,233	1,040
* NETeller PLC	64,859	713
Devro PLC	285,000	616
Sportingbet Plc	68,624	499
Homeserve PLC	12,400	355
* Invensys PLC Rights Exp. 7/6/06	1,778,400	140
Kier Group PLC	3,500	97

		325,822

Venezuela (0.1%)
* Compania Anonima Nacional Telefonos de Venezuela	98,619	1,938

United States (41.5%)
Consumer Discretionary (4.6%)
Darden Restaurants Inc.	358,900	14,141
* Comcast Corp. Special Class A	394,200	12,922
* Liberty Global, Inc. Class A	431,660	9,281
Clear Channel Communications, Inc.	295,000	9,130
Nordstrom, Inc.	246,700	9,005
* Liberty Global, Inc. Series C	431,660	8,879
Sherwin-Williams Co.	135,300	6,424
^ Building Materials Holding Corp.	223,800	6,237
Autoliv, Inc.	104,400	5,906
*^ priceline.com, Inc.	192,500	5,748
Cablevision Systems NY Group Class A	261,592	5,611
* DIRECTV Group, Inc.	314,100	5,183
Time Warner, Inc.	299,400	5,180
American Greetings Corp. Class A	219,800	4,618
*^ Blue Nile Inc.	137,500	4,422
Lowe's Cos., Inc.	70,900	4,302
* Amazon.com, Inc.	108,600	4,201
* Discovery Holding Co. Class A	284,850	4,167
* 99 Cents Only Stores	394,700	4,129
Dow Jones&Co., Inc.	114,600	4,012
* Liberty Media-Interactive A	221,126	3,817
* PRIMEDIA Inc.	2,072,800	3,793
* Liberty Media Capital A	44,225	3,705
* Blockbuster Inc. Class B	770,100	3,381
* Coach, Inc.	111,500	3,334
* Apollo Group, Inc. Class A	63,100	3,260
* Fleetwood Enterprises, Inc.	417,900	3,151
Hollinger International, Inc.	381,800	3,066
Dillard's Inc.	87,400	2,784
* GameStop Corp. Class A	59,900	2,516
* Viacom Inc. Class A	50,300	1,808
International Speedway Corp.	37,750	1,750
CBS Corp. Class A	50,300	1,361
BorgWarner, Inc.	16,100	1,048
Thor Industries, Inc.	17,500	848
* Office Depot, Inc.	18,500	703
* Live Nation	24,412	497
* JAKKS Pacific, Inc.	21,000	422
Consumer Staples (2.6%)
Costco Wholesale Corp.	554,100	31,656
Altria Group, Inc.	230,900	16,955
Archer-Daniels-Midland Co.	202,000	8,338
Reynolds American Inc.	70,300	8,106
* Hansen Natural Corp.	35,900	6,834
The Coca-Cola Co.	118,100	5,081
The Kroger Co.	227,600	4,975
SuperValu Inc.	156,100	4,792
Safeway, Inc.	134,200	3,489
The Clorox Co.	43,900	2,676
UST, Inc.	55,300	2,499
Pilgrim's Pride Corp.	64,400	1,662
Carolina Group	25,300	1,300
Casey's General Stores, Inc.	20,698	518
Energy (5.2%)
ConocoPhillips Co.	1,024,100	67,109
Hess Corp.	611,700	32,328
ExxonMobil Corp.	362,900	22,264
Valero Energy Corp.	259,000	17,229
Chevron Corp.	224,300	13,920
XTO Energy, Inc.	278,900	12,347
Baker Hughes, Inc.	124,300	10,174
Patterson-UTI Energy, Inc.	238,800	6,760
* Helix Energy Solutions Group, Inc.	91,500	3,693
Apache Corp.	49,500	3,378
Noble Corp.	45,300	3,371
Occidental Petroleum Corp.	18,700	1,918
Sunoco, Inc.	18,800	1,303
* Unit Corp.	10,900	620
Financials (8.5%)
MetLife, Inc.	534,500	27,372
Bear Stearns Co., Inc.	195,100	27,330
Progressive Corp. of Ohio	1,047,200	26,924
Lehman Brothers Holdings, Inc.	394,000	25,669
The Chubb Corp.	496,800	24,790
The Hartford Financial Services Group Inc.	225,400	19,069
W.R. Berkley Corp.	435,800	14,874
* Berkshire Hathaway Inc. Class B	4,863	14,798
Moody's Corp.	235,000	12,798
The Goldman Sachs Group, Inc.	59,100	8,890
Bank of America Corp.	154,000	7,407
Assurant, Inc.	152,200	7,366
Citigroup, Inc.	151,100	7,289
American Express Co.	126,097	6,711
Mercury General Corp.	114,000	6,426
Axis Capital Holdings Ltd.	208,335	5,960
KeyCorp	162,000	5,780
MGIC Investment Corp.	88,400	5,746
MBIA, Inc.	93,900	5,498
American International Group, Inc.	84,900	5,013
Fannie Mae	101,900	4,901
The St. Paul Travelers, Cos. Inc.	108,900	4,855
Morgan Stanley	69,500	4,393
Freddie Mac	76,300	4,350
Ameriprise Financial, Inc.	90,959	4,063
PartnerRe Ltd.	63,010	4,036
Franklin Resources Corp.	44,100	3,828
Genworth Financial Inc.	96,800	3,373
Merrill Lynch&Co., Inc.	42,700	2,970
XL Capital Ltd. Class A	42,900	2,630
AmSouth Bancorp	87,400	2,312
JPMorgan Chase&Co.	37,500	1,575
* CNA Financial Corp.	46,200	1,523
Wachovia Corp.	26,700	1,444
First American Corp.	29,800	1,260
Safeco Corp.	20,600	1,161
Endurance Specialty Holdings Ltd.	30,273	969
American Financial Group, Inc.	21,700	931
* CompuCredit Corp.	22,700	872
Radian Group, Inc.	12,100	748
* First Federal Financial Corp.	12,700	732
LandAmerica Financial Group, Inc.	7,900	510
RenaissanceRe Holdings Ltd.	10,498	509
Zenith National Insurance Corp.	11,700	464
Health Care (2.7%)
* Gilead Sciences, Inc.	394,800	23,356
AmerisourceBergen Corp.	553,200	23,190
Schering-Plough Corp.	653,200	12,430
* King Pharmaceuticals, Inc.	655,670	11,146
IMS Health, Inc.	355,630	9,549
Bristol-Myers Squibb Co.	206,900	5,350
Dade Behring Holdings Inc.	121,900	5,076
Pfizer Inc.	137,500	3,227
Merck&Co., Inc.	70,600	2,572
Alpharma, Inc. Class A	76,400	1,837
* ImClone Systems, Inc.	39,900	1,542
* Sierra Health Services, Inc.	31,800	1,432
* Biogen Idec Inc.	26,900	1,246
* Kinetic Concepts, Inc.	20,800	918
*^ SurModics, Inc.	9,200	332
Industrials (6.2%)
CSX Corp.	743,605	52,379
Cummins Inc.	264,700	32,359
Northrop Grumman Corp.	348,600	22,331
PACCAR, Inc.	150,700	12,415
* Kansas City Southern	368,700	10,213
* AMR Corp.	400,500	10,181
* Superior Essex Inc.	318,000	9,518
General Electric Co.	238,600	7,864
Viad Corp.	234,000	7,324
* Swift Transportation Co., Inc.	207,700	6,597
General Dynamics Corp.	98,200	6,428
Ingersoll-Rand Co.	146,572	6,270
Danaher Corp.	89,700	5,770
* Continental Airlines, Inc. Class B	175,800	5,239
* US Airways Group Inc.	97,900	4,948
Watson Wyatt&Co. Holdings	135,100	4,747
Pitney Bowes, Inc.	108,300	4,473
The Boeing Co.	37,400	3,063
J.B. Hunt Transport Services, Inc.	117,700	2,932
Raytheon Co.	60,800	2,710
The Timken Co.	75,500	2,530
Parker Hannifin Corp.	28,700	2,227
* AGCO Corp.	60,800	1,600
Eaton Corp.	21,200	1,598
Bucyrus International, Inc.	30,500	1,540
* Terex Corp.	15,400	1,520
Arkansas Best Corp.	27,600	1,386
Freightcar America Inc.	24,400	1,354
* Wesco International, Inc.	16,600	1,145
Goodrich Corp.	18,400	741
* Ceradyne, Inc.	14,500	718
* Armor Holdings, Inc.	9,900	543
* Alaska Air Group, Inc.	12,700	501
* Learning Tree International, Inc.	49,100	431
*^ Northwest Airlines Corp. Class A	324,000	183
Information Technology (3.2%)
Texas Instruments, Inc.	633,500	19,189
Hewlett-Packard Co.	517,900	16,407
* Lexmark International, Inc.	269,800	15,063
* Xerox Corp.	800,600	11,136
Microsoft Corp.	346,800	8,080
* Sun Microsystems, Inc.	1,922,300	7,978
* Komag, Inc.	169,600	7,832
* Lucent Technologies, Inc.	2,933,200	7,098
* Gartner, Inc. Class A	424,000	6,021
* Dell Inc.	245,700	5,997
* DST Systems, Inc.	77,300	4,599
Electronic Data Systems Corp.	170,600	4,105
* Agere Systems Inc.	273,670	4,023
* Western Digital Corp.	53,600	1,062
* Tech Data Corp.	22,600	866
* Solectron Corp.	242,800	830
* Spansion Inc. Class A	40,800	650
Materials (4.4%)
Nucor Corp.	1,042,400	56,550
Phelps Dodge Corp.	530,400	43,578
Freeport-McMoRan Copper&Gold, Inc. Class B	271,000	15,016
Steel Dynamics, Inc.	206,200	13,556
United States Steel Corp.	160,500	11,254
Scotts Miracle-Gro Co.	215,200	9,107
Eagle Materials, Inc.	150,500	7,149
Reliance Steel&Aluminum Co.	68,900	5,715
Florida Rock Industries, Inc.	101,700	5,051
* Owens-Illinois, Inc.	35,900	602
Metal Management, Inc.	12,300	377
Telecommunication Services (3.1%)
BellSouth Corp.	1,071,600	38,792
AT&T Inc.	1,162,200	32,414
* Qwest Communications International Inc.	2,022,400	16,361
Sprint Nextel Corp.	753,946	15,071
* NII Holdings Inc.	98,000	5,525
* Cincinnati Bell Inc.	946,300	3,880
*^ Level 3 Communications, Inc.	868,200	3,855
* Embarq Corp.	34,057	1,396
* NeuStar, Inc. Class A	15,500	523
Utilities(1.0%)
TXU Corp.	515,400	30,816
FirstEnergy Corp.	94,200	5,106
Wisconsin Energy Corp.	48,100	1,938
Energen Corp.	19,600	753
OGE Energy Corp.	15,800	553

		1,575,011

Total Common Stocks
(Cost $3,043,090)		3,663,961

Temporary Cash Investments (5.4%)

Money Market Fund (5.3%)

(1)Vanguard Market Liquidity Fund, 5.136%	200,593,501	200,594

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

(2)Federal National Mortgage Assn
(3)5.310%, 9/20/06	3,000	2,966

Total Temporary Cash Investments
(Cost $203,558)		203,560

Total Investments (102.0%)
(Cost $3,246,648)		3,867,521

Other Assets and Liabilities--Net (-2.0%)		(76,769)

Net Assets (100%)		(3,790,752)

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
(1)Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(2)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(3)Securities with a value of $2,966,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $3,250,421,000. Net unrealized appreciation of investment securities for tax purposes was $617,100,000, consisting of unrealized gains of $682,646,000 on securities that had risen in value since their purchase and $65,546,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 3.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006 the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	72	23,029	422
Dow Jones EURO STOXX 50 Index	302	14,140	504
Topix Index	79	10,970	353
FTSE 100 Index	85	9,148	194
S&P ASX 200 Index	54	5,099	134
MSCI Taiwan Index	79	2,194	58

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At June 30, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

9/20/2006	EUR	10,796	USD	13,877	250
9/13/2006	JPY	1,220,550	USD	10,787	95
9/20/2006	GBP	4,898	USD	9,077	137
9/20/2006	AUD	6,803	USD	5,050	63

AUD-Australian dollar
EUR-Euro
GBP-British pound
JPY-Japanese yen
USD-U.S. dollars

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Strategic Small-Cap Equity Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (14.8%)
* AnnTaylor Stores Corp.	17,374	754
Phillips-Van Heusen Corp.	17,200	656
Barnes&Noble, Inc.	17,400	635
* Payless ShoeSource, Inc.	22,200	603
Ryland Group, Inc.	13,030	568
* The Pantry, Inc.	9,714	559
* The Dress Barn, Inc.	22,049	559
Bob Evans Farms, Inc.	18,406	552
Jackson Hewitt Tax Service Inc.	17,500	549
Beazer Homes USA, Inc.	11,900	546
Group 1 Automotive, Inc.	9,389	529
* Papa John's International, Inc.	15,915	528
IHOP Corp.	10,989	528
Ethan Allen Interiors, Inc.	14,428	527
Saks Inc.	32,561	527
Domino's Pizza, Inc.	21,212	525
ArvinMeritor, Inc.	30,400	523
Furniture Brands International Inc.	25,000	521
Dillard's Inc.	16,200	516
Building Materials Holding Corp.	18,500	516
United Auto Group, Inc.	23,900	510
Dover Downs Gaming & Entertainment, Inc.	25,728	505
CBRL Group, Inc.	14,887	505
* Charming Shoppes, Inc.	44,600	501
* Harris Interactive Inc.	87,236	497
Brown Shoe Co., Inc.	14,570	497
* TRW Automotive Holdings Corp.	18,100	494
K-Swiss, Inc.	18,405	491
* Skechers U.S.A., Inc.	20,218	487
Steven Madden, Ltd.	16,323	483
CKE Restaurants Inc.	28,200	468
* Asbury Automotive Group, Inc.	22,100	463
* Fleetwood Enterprises, Inc.	60,650	457
Speedway Motorsports, Inc.	11,894	449
* Sotheby's Holdings Class A	17,011	447
* Spanish Broadcasting System, Inc.	86,743	443
* Jack in the Box Inc.	10,800	423
Movado Group, Inc.	18,400	422
Sinclair Broadcast Group, Inc.	47,910	410
Technical Olympic USA, Inc.	28,285	406
Men's Wearhouse, Inc.	13,355	405
Harte-Hanks, Inc.	15,100	387
* Vail Resorts Inc.	9,501	352
Service Corp. International	43,090	351
Choice Hotel International, Inc.	5,700	345
Claire's Stores, Inc.	13,270	339
Citadel Broadcasting Corp.	35,000	312
* ProQuest Co.	24,743	304
* Entravision Communications Corp.	35,400	303
Stewart Enterprises, Inc. Class A	52,520	302
* Penn National Gaming, Inc.	6,600	256
* Pacific Sunwear of California, Inc.	13,582	244
* Tenneco Automotive, Inc.	8,100	211
Deb Shops, Inc.	8,472	204
Journal Register Co.	18,900	169
* Cox Radio, Inc.	9,240	133
John Wiley & Sons Class A	3,800	126
* The Goodyear Tire&Rubber Co.	7,100	79
The Buckle, Inc.	1,832	77
* The Warnaco Group, Inc.	3,500	65

		25,543

Consumer Staples (2.5%)
Del Monte Foods Co.	54,461	612
Casey's General Stores, Inc.	22,324	558
* Central Garden and Pet Co.	12,259	528
Ruddick Corp.	20,181	495
* Herbalife Ltd.	11,400	455
Lancaster Colony Corp.	10,944	432
Vector Group Ltd.	26,200	426
Premium Standard Farms Inc.	24,886	404
* BJ's Wholesale Club, Inc.	11,900	337
* Hansen Natural Corp.	500	95

		4,342

Energy (7.7%)
* Helix Energy Solutions Group, Inc.	19,440	785
Helmerich&Payne, Inc.	12,805	772
Frontier Oil Corp.	23,144	750
TODCO Class A	17,741	725
Tidewater Inc.	14,565	717
* Unit Corp.	12,228	696
Holly Corp.	12,936	624
* W-H Energy Services, Inc.	11,948	607
* Swift Energy Co.	13,829	594
* Grey Wolf, Inc.	77,100	594
* Denbury Resources, Inc.	18,000	570
* Pioneer Drilling Co.	35,100	542
* Parker Drilling Co.	74,200	533
W&T Offshore, Inc.	13,352	519
* Atwood Oceanics, Inc.	9,800	486
* SEACOR Holdings Inc.	5,700	468
RPC Inc.	19,100	464
* Giant Industries, Inc.	6,600	439
* Basic Energy Services Inc.	12,700	388
* Bill Barrett Corp.	12,400	367
Western Gas Resources, Inc.	5,930	355
* Lone Star Technologies, Inc.	5,250	284
* Maverick Tube Corp.	4,230	267
Berry Petroleum Class A	6,700	222
* Veritas DGC Inc.	4,140	214
St. Mary Land&Exploration Co.	5,286	213
Cabot Oil&Gas Corp.	1,900	93
* FMC Technologies Inc.	900	61
* Encore Acquisition Co.	900	24

		13,373

Financials (22.3%)
IndyMac Bancorp, Inc.	15,940	731
Jefferies Group, Inc.	23,844	706
Hanover Insurance Group Inc.	14,700	698
Raymond James Financial, Inc.	23,000	696
The First Marblehead Corp.	11,500	655
Bank of Hawaii Corp.	12,900	640
BancorpSouth, Inc.	22,588	616
Federal Realty Investment Trust REIT	8,690	608
Reckson Associates Realty Corp. REIT	14,680	607
Ohio Casualty Corp.	20,200	601
* Investment Technology Group, Inc.	11,300	575
AmerUs Group Co.	9,700	568
Commerce Group, Inc.	19,100	564
Zenith National Insurance Corp.	14,190	563
Shurgard Storage Centers, Inc. Class A REIT	8,910	557
Downey Financial Corp.	8,194	556
Hancock Holding Co.	9,810	549
First Republic Bank	11,900	545
BRE Properties Inc. Class A REIT	9,900	544
Sky Financial Group, Inc.	22,903	541
Sterling Financial Corp.	17,636	538
* Accredited Home Lenders Holding Co.	10,807	517
Essex Property Trust, Inc. REIT	4,560	509
Harleysville Group, Inc.	15,998	507
Safety Insurance Group, Inc.	10,555	502
Infinity Property&Casualty Corp.	12,174	499
Trustmark Corp.	15,792	489
Taubman Co. REIT	11,860	485
Whitney Holdings Corp.	13,700	485
Colonial Properties Trust REIT	9,800	484
^ Odyssey Re Holdings Corp.	18,300	482
Kilroy Realty Corp. REIT	6,670	482
Camden Property Trust REIT	6,530	480
Community Trust Bancorp Inc.	13,716	479
Corus Bankshares Inc.	18,156	475
WSFS Financial Corp.	7,650	470
Sterling Bancshares, Inc.	25,012	469
Advance America Cash Advance Centers Inc.	26,552	466
West Coast Bancorp	15,627	461
Capitol Bancorp Ltd.	11,700	456
American Financial Group, Inc.	10,600	455
Post Properties, Inc. REIT	9,910	449
Peoples Bancorp, Inc.	15,012	448
Anchor Bancorp Wisconsin Inc.	14,785	446
* Piper Jaffray Cos., Inc.	7,086	434
Susquehanna Bancshares, Inc.	18,100	433
Crescent Real Estate, Inc. REIT	22,960	426
Maguire Properties, Inc. REIT	11,940	420
Home Properties, Inc. REIT	7,400	411
Tompkins Trustco, Inc.	9,090	391
Park National Corp.	3,900	385
Mid-America Apartment Communities, Inc. REI	6,910	385
First Financial Corp. (IN)	12,712	381
Pan Pacific Retail Properties, Inc. REIT	5,470	379
Heritage Property Investment Trust REIT	10,440	365
Tanger Factory Outlet Centers, Inc. REIT	11,200	363
First Community Bancshares, Inc.	10,920	360
City Holding Co.	9,862	356
Saul Centers, Inc. REIT	7,680	313
Mack-Cali Realty Corp. REIT	6,820	313
Jones Lang Lasalle Inc.	3,470	304
Thornburg Mortgage, Inc. REIT	10,470	292
LandAmerica Financial Group, Inc.	4,500	291
Rayonier Inc. REIT	7,630	289
Equity Lifestyle Properties, Inc. REIT	6,510	285
Sovran Self Storage, Inc. REIT	5,440	276
CarrAmerica Realty Corp. REIT	5,870	262
U.S.B. Holding Co., Inc.	10,700	241
HRPT Properties Trust REIT	20,800	240
CBL&Associates Properties, Inc. REIT	6,100	237
United Bankshares, Inc.	6,400	234
Old National Bancorp	11,640	232
New Century Financial Corp. REIT	4,970	227
Brandywine Realty Trust REIT	6,570	211
Glimcher Realty Trust REIT	8,200	203
Annaly Mortgage Management Inc. REIT	15,700	201
Webster Financial Corp.	4,100	195
* Primus Guaranty, Ltd.	16,992	189
LaSalle Hotel Properties REIT	3,900	181
Friedman, Billings, Ramsey Group, Inc. REIT	15,900	174
American Home Mortgage Investment Corp. REI	4,700	173
KKR Financial Corp. REIT	8,030	167
Stewart Information Services Corp.	4,596	167
Sunstone Hotel Investors, Inc. REIT	5,700	166
Corporate Office Properties Trust, Inc. REI	3,920	165
Highwood Properties, Inc. REIT	4,510	163
BioMed Realty Trust, Inc. REIT	5,400	162
Strategic Hotels and Resorts, Inc. REIT	7,300	151
Mills Corp. REIT	5,590	150
* Affiliated Managers Group, Inc.	1,670	145
Potlatch Corp. REIT	3,800	143
Reinsurance Group of America, Inc.	2,880	142
Pennsylvania REIT	3,470	140
Trizec Properties, Inc. REIT	4,770	137
R&G Financial Corp. Class B	15,200	131
Equity One, Inc. REIT	6,200	130
Senior Housing Properties Trust REIT	6,900	124
* Trammell Crow Co.	3,300	116
Cousins Properties, Inc. REIT	3,660	113
Assured Guaranty Ltd.	4,350	110
FelCor Lodging Trust, Inc. REIT	4,810	105
Franklin Street Properties Corp. REIT	5,070	100
Redwood Trust, Inc. REIT	2,000	98
National Retail Properties REIT	4,800	96
PS Business Parks, Inc. REIT	1,620	96
Digital Realty Trust, Inc. REIT	3,610	89
Global Signal, Inc. REIT	1,720	80
PFF Bancorp, Inc.	2,157	72
Equity Inns, Inc. REIT	4,200	70
Innkeepers USA Trust REIT	3,700	64
FirstMerit Corp.	3,000	63
Nationwide Health Properties, Inc. REIT	2,500	56
Sun Communities, Inc. REIT	1,700	55
GMH Communities Trust REIT	2,080	27
Newcastle Investment Corp. REIT	1,000	25
Lexington Corporate Properties Trust REIT	1,000	22
Republic Bancorp, Inc.	1,710	21
Spirit Finance Corp. REIT	1,800	20
Novastar Financial, Inc. REIT	600	19
Inland Real Estate Corp. REIT	1,100	16

		38,621

Health Care (10.1%)
* Sierra Health Services, Inc.	13,950	628
* Pediatrix Medical Group, Inc.	13,740	622
* Magellan Health Services, Inc.	13,394	607
* Alkermes, Inc.	31,600	598
* Illumina, Inc.	19,500	578
* ICOS Corp.	26,220	577
Alpharma, Inc. Class A	23,145	556
* Bio-Rad Laboratories, Inc. Class A	8,500	552
West Pharmaceutical Services, Inc.	14,890	540
* The TriZetto Group, Inc.	35,100	519
* Viasys Healthcare Inc.	20,240	518
* Adams Respiratory Therapeutics, Inc.	11,500	513
* K-V Pharmaceutical Co. Class A	27,443	512
* PSS World Medical, Inc.	28,200	498
* Sciele Pharma, Inc.	21,434	497
* Radiation Therapy Services, Inc.	18,383	495
* Haemonetics Corp.	10,495	488
* Sunrise Senior Living, Inc.	17,140	474
* VCA Antech, Inc.	14,790	472
* Genesis Healthcare Corp.	9,822	465
* Digene Corp.	11,403	442
* Applera Corp.-Celera Genomics Group	33,700	436
* AMN Healthcare Services, Inc.	21,439	435
* Myogen, Inc.	14,500	421
Vital Signs, Inc.	8,459	419
* ViroPharma Inc.	45,798	395
* American Retirement Corp.	11,932	391
Datascope Corp.	11,759	363
* Molina Healthcare Inc.	9,300	354
* IDEXX Laboratories Corp.	4,415	332
Valeant Pharmaceuticals International	18,640	315
* Symmetry Medical Inc.	20,200	311
Medicis Pharmaceutical Corp.	11,900	286
* WellCare Health Plans Inc.	5,200	255
Dade Behring Holdings Inc.	5,907	246
* Hologic, Inc.	4,200	207
STERIS Corp.	8,400	192
* Telik, Inc.	10,400	172
* Zoll Medical Corp.	4,800	157
* inVentiv Health, Inc.	5,445	157
* United Surgical Partners International, Inc	5,100	153
* United Therapeutics Corp.	2,217	128
Diagnostic Products Corp.	2,172	126
* Medarex, Inc.	2,200	21
* Orthofix International NV	340	13

		17,436

Industrials (16.0%)
* Wesco International, Inc.	11,615	801
Trinity Industries, Inc.	19,460	786
The Manitowoc Co., Inc.	17,300	770
Ryder System, Inc.	12,709	743
Con-way, Inc.	12,479	723
JLG Industries, Inc.	31,600	711
The Timken Co.	21,100	707
Harsco Corp.	9,049	705
* US Airways Group Inc.	13,300	672
Crane Co.	15,800	657
* United Rentals, Inc.	19,982	639
Adesa, Inc.	28,100	625
* Swift Transportation Co., Inc.	18,974	603
Acuity Brands, Inc.	15,432	600
* Amerco, Inc.	5,927	597
* Genlyte Group, Inc.	8,200	594
Lennox International Inc.	22,348	592
* United Stationers, Inc.	11,941	589
IKON Office Solutions, Inc.	45,628	575
Carlisle Co., Inc.	7,138	566
* Labor Ready, Inc.	24,800	562
Mueller Industries Inc.	17,000	562
* Alaska Air Group, Inc.	13,400	528
Simpson Manufacturing Co.	14,622	527
A.O. Smith Corp.	11,300	524
* Spherion Corp.	56,865	519
* Dollar Thrifty Automotive Group, Inc.	11,500	518
Herman Miller, Inc.	19,926	513
Regal-Beloit Corp.	11,584	511
* PHH Corp.	18,300	504
Steelcase Inc.	30,400	500
The Greenbrier Cos., Inc.	15,100	494
* Builders FirstSource, Inc.	24,069	490
* Accuride Corp.	39,000	486
* Armor Holdings, Inc.	8,620	473
Kelly Services, Inc. Class A	16,877	459
The Toro Co.	9,200	430
Kennametal, Inc.	6,867	427
* EMCOR Group, Inc.	8,500	414
Lincoln Electric Holdings, Inc.	6,565	411
Central Parking Corp.	25,002	400
* Triumph Group, Inc.	8,167	392
Teleflex Inc.	6,831	369
* YRC Worldwide, Inc.	6,482	273
* CBIZ Inc.	36,000	267
* AAR Corp.	11,600	258
* Thomas&Betts Corp.	4,800	246
Laidlaw International Inc.	9,274	234
John H. Harland Co.	5,200	226
Apogee Enterprises, Inc.	15,142	223
Bluelinx Holdings Inc.	15,000	195
* Commercial Vehicle Group Inc.	8,900	184
The Brink's Co.	3,200	181
Watsco, Inc.	3,000	179
Banta Corp.	3,295	153
* West Corp.	2,914	140
* GrafTech International Ltd.	20,700	120
Mine Safety Appliances Co.	2,814	113
Robbins&Myers, Inc.	4,200	110
* Kirby Corp.	2,400	95
* FTI Consulting, Inc.	2,862	77
Tennant Co.	900	45
MSC Industrial Direct Co., Inc. Class A	900	43
* Navistar International Corp.	1,510	37
United Industrial Corp.	790	36

		27,703

Information Technology (15.4%)
Global Payments Inc.	15,400	748
* Vishay Intertechnology, Inc.	43,300	681
* Atmel Corp.	122,400	679
* Avnet, Inc.	32,400	649
* Fairchild Semiconductor International, Inc.	35,600	647
* MPS Group, Inc.	39,850	600
* Plexus Corp.	17,365	594
* CommScope, Inc.	18,900	594
* Hyperion Solutions Corp.	21,400	591
Reynolds&Reynolds Class A	19,200	589
* Komag, Inc.	12,700	586
* Brocade Communications Systems, Inc.	94,900	583
* RealNetworks, Inc.	53,847	576
* Avocent Corp.	21,600	567
* Wright Express Corp.	19,704	566
* Conexant Systems, Inc.	223,300	558
* Arris Group Inc.	42,500	558
* Zoran Corp.	22,816	555
MoneyGram International, Inc.	16,176	549
* Amkor Technology, Inc.	57,200	541
* Sybase, Inc.	27,700	537
* Palm, Inc.	32,840	529
* Informatica Corp.	40,100	528
* CSG Systems International, Inc.	21,084	522
Gevity HR, Inc.	18,764	498
* Vignette Corp.	33,900	494
* Websense, Inc.	24,035	494
* ON Semiconductor Corp.	83,796	493
* SPSS, Inc.	14,757	474
* Advanced Energy Industries, Inc.	35,357	468
* MICROS Systems, Inc.	10,574	462
Anixter International Inc.	9,700	460
* Ditech Networks Inc.	52,411	457
Technitrol, Inc.	19,422	450
Syntel, Inc.	21,662	443
* Mettler-Toledo International Inc.	7,200	436
* OmniVision Technologies, Inc.	20,380	430
Agilysys, Inc.	23,305	419
* Interwoven Inc.	45,960	394
* Silicon Storage Technology, Inc.	96,800	393
* Cymer, Inc.	8,282	385
* Covansys Corp.	30,571	384
* eFunds Corp.	15,169	334
* Digitas Inc.	28,300	329
* Newport Corp.	20,200	326
Imation Corp.	7,500	308
* Tech Data Corp.	7,000	268
* Cirrus Logic, Inc.	32,548	265
* Veeco Instruments, Inc.	11,000	262
* Asyst Technologies, Inc.	33,700	254
* MRO Software Inc.	12,200	245
* Coherent, Inc.	6,358	214
* Genesis Microchip Inc.	18,348	212
* Multi-Fineline Electronix, Inc.	6,120	203
* Foundry Networks, Inc.	19,000	203
Acxiom Corp.	8,003	200
* Finisar Corp.	60,500	198
* Photon Dynamics, Inc.	13,417	168
Methode Electronics, Inc. Class A	15,698	165
* Transaction Systems Architects, Inc.	3,200	133
* Emulex Corp.	6,970	113
* Extreme Networks, Inc.	9,680	40
ADTRAN Inc.	1,200	27
* Trident Microsystems, Inc.	1,000	19
* PortalPlayer Inc.	1,713	17

		26,664

Materials (5.6%)
Steel Dynamics, Inc.	11,174	735
Eagle Materials, Inc.	14,900	708
Reliance Steel&Aluminum Co.	8,120	674
Cleveland-Cliffs Inc.	8,315	659
Carpenter Technology Corp.	5,600	647
* Oregon Steel Mills, Inc.	12,700	643
Celanese Corp. Series A	31,282	639
Quanex Corp.	14,548	627
Texas Industries, Inc.	11,000	584
Greif Inc. Class A	7,417	556
Gibraltar Industries Inc.	16,725	485
Silgan Holdings, Inc.	12,961	480
Commercial Metals Co.	16,200	416
H.B. Fuller Co.	9,400	410
Louisiana-Pacific Corp.	17,800	390
Sensient Technologies Corp.	17,570	367
Westlake Chemical Corp.	11,500	343
* AK Steel Corp.	20,900	289
* Titanium Metals Corp.	1,560	54
Myers Industries, Inc.	2,610	45

		9,751

Telecommunication Services (1.2%)
* Leap Wireless International, Inc.	13,916	660
Commonwealth Telephone Enterprises, Inc.	13,495	447
* Syniverse Holdings Inc.	30,200	444
Valor Communications Group, Inc.	37,400	428
Surewest Communications	9,120	176

		2,155

Utilities (4.2%)
OGE Energy Corp.	21,470	752
Energen Corp.	18,344	705
Hawaiian Electric Industries Inc.	22,119	617
Puget Energy, Inc.	28,300	608
Westar Energy, Inc.	26,500	558
Cleco Corp.	23,900	556
UniSource Energy Corp.	17,464	544
Black Hills Corp.	15,800	542
Avista Corp.	23,350	533
Great Plains Energy, Inc.	17,360	484
NICOR Inc.	9,059	376
* Sierra Pacific Resources	18,032	252
* El Paso Electric Co.	11,600	234
Vectren Corp.	7,610	207
WPS Resources Corp.	3,870	192
New Jersey Resources Corp.	2,300	108
Otter Tail Corp.	600	16

		7,284

Total Common Stocks
(Cost $176,855)		172,872

Temporary Cash Investments (0.8%)

Money Market Fund (0.7%)

(1)Vanguard Market Liquidity Fund, 5.136%	1,221,255	1,221

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

(2)Federal Home Loan Mortgage Corp.
(3)5.300%, 10/3/2006	200	197

Total Temporary Cash Investments
(Cost $1,418)		1,418

Total Investments (100.6%)
(Cost $178,273)		174,290

Other Assets and Liabilities - Net (-0.6%)		(1,032)

Net Assets (100%)		173,258

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3Securities with a value of $197,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $178,273,000. Net unrealized depreciation of investment securities for tax purposes was $3,983,000, consisting of unrealized gains of $4,751,000 on securities that had risen in value since their purchase and $8,734,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	10	732	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21,2006

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21,2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.